JPMorgan Global Allocation Fund
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 49.4%
Australia — 0.4%
ANZ Group Holdings Ltd.	26	488
APA Group	11	47
Aristocrat Leisure Ltd.	5	228
ASX Ltd. (a)	2	66
BHP Group Ltd.	44	1,080
BHP Group Ltd.	79	1,953
BlueScope Steel Ltd.	4	50
Brambles Ltd.	12	148
CAR Group Ltd.	3	82
Cochlear Ltd.	1	112
Coles Group Ltd.	12	140
Commonwealth Bank of Australia	14	1,432
Computershare Ltd.	5	100
Endeavour Group Ltd. (a)	13	34
Fortescue Ltd.	15	172
Glencore plc	90	388
Goodman Group, REIT	15	333
GPT Group (The), REIT	17	47
Insurance Australia Group Ltd.	20	117
Lottery Corp. Ltd. (The)	19	60
Macquarie Group Ltd.	3	464
Medibank Pvt Ltd.	24	59
Mineral Resources Ltd.	1	33
Mirvac Group, REIT	34	41
National Australia Bank Ltd.	27	657
Northern Star Resources Ltd.	10	105
Orica Ltd.	4	46
Origin Energy Ltd.	15	96
Pro Medicus Ltd.	—	85
Qantas Airways Ltd. *	7	38
QBE Insurance Group Ltd.	13	168
Ramsay Health Care Ltd.	2	33
REA Group Ltd.	—	70
Reece Ltd.	2	29
Rio Tinto Ltd.	3	232
Rio Tinto plc	10	589
Santos Ltd.	28	122
Scentre Group, REIT	45	102
SEEK Ltd.	3	43
SGH Ltd.	2	52
Sonic Healthcare Ltd.	4	70
South32 Ltd.	39	81
Stockland, REIT	21	66
Suncorp Group Ltd.	11	141
Telstra Group Ltd.	35	86
Transurban Group	27	222
Treasury Wine Estates Ltd.	7	47

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
Vicinity Ltd., REIT	33	45
Washington H Soul Pattinson & Co. Ltd. (a)	2	44
Wesfarmers Ltd.	10	463
Westpac Banking Corp.	30	618
WiseTech Global Ltd.	2	121
Woodside Energy Group Ltd.	16	251
Woolworths Group Ltd.	11	199
		12,595
Austria — 0.0% ^
Erste Group Bank AG	3	179
Mondi plc	4	60
OMV AG	1	53
Verbund AG	1	45
		337
Belgium — 0.1%
Ageas SA	1	71
Anheuser-Busch InBev SA	8	384
D'ieteren Group	—	31
Elia Group SA/NV	—	17
Groupe Bruxelles Lambert NV	1	50
KBC Group NV	27	2,093
Lotus Bakeries NV	—	43
Sofina SA	—	33
Syensqo SA	1	51
UCB SA	1	213
Warehouses De Pauw CVA, REIT	2	34
		3,020
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	248	471
Banco BTG Pactual SA	126	702
Gerdau SA (Preference)	147	433
Itau Unibanco Holding SA (Preference)	157	911
Lojas Renner SA	195	456
MercadoLibre, Inc. *	1	857
NU Holdings Ltd., Class A *	40	533
Petroleo Brasileiro SA (Preference)	231	1,491
Porto Seguro SA	75	510
Raia Drogasil SA	120	439
Telefonica Brasil SA	66	581
Yara International ASA (a)	1	43
		7,427
Burkina Faso — 0.0% ^
Endeavour Mining plc	2	32
Canada — 0.2%
Alimentation Couche-Tard, Inc.	32	1,677

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Canada — continued
Canadian Pacific Kansas City Ltd.	17	1,362
Intact Financial Corp.	11	1,965
Shopify, Inc., Class A *	7	862
		5,866
Chile — 0.0% ^
Antofagasta plc	3	72
China — 1.4%
Alibaba Group Holding Ltd.	299	3,673
BOC Hong Kong Holdings Ltd.	32	104
BYD Co. Ltd., Class H	26	896
China Construction Bank Corp., Class H	2,375	1,933
China Merchants Bank Co. Ltd., Class A	256	1,425
China Yangtze Power Co. Ltd., Class A	175	691
Contemporary Amperex Technology Co. Ltd., Class A	13	456
ENN Energy Holdings Ltd.	68	464
Full Truck Alliance Co. Ltd., ADR	32	364
Fuyao Glass Industry Group Co. Ltd., Class H (b)	70	469
Ganfeng Lithium Group Co. Ltd., Class A	67	302
H World Group Ltd.	157	508
Haier Smart Home Co. Ltd., Class H	235	779
Huatai Securities Co. Ltd., Class A	191	445
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	111	423
JD.com, Inc., ADR	12	497
KE Holdings, Inc., ADR	35	607
Kweichow Moutai Co. Ltd., Class A	2	375
Lenovo Group Ltd.	506	610
Meituan * (b)	49	933
Midea Group Co. Ltd., Class A	103	1,046
NetEase, Inc.	78	1,601
Nongfu Spring Co. Ltd., Class H (b)	117	553
PDD Holdings, Inc., ADR *	13	1,458
PetroChina Co. Ltd., Class H	1,024	783
Ping An Insurance Group Co. of China Ltd., Class H	204	1,151
Postal Savings Bank of China Co. Ltd., Class A	641	475
Prosus NV	12	453
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	422	263
Silergy Corp.	51	593
Sinopharm Group Co. Ltd., Class H	170	450
SITC International Holdings Co. Ltd.	12	29
Tencent Holdings Ltd.	176	9,287
Wharf Holdings Ltd. (The) (a)	9	22
Wilmar International Ltd.	17	38
Xiaomi Corp., Class B * (b)	282	1,413
Yangzijiang Shipbuilding Holdings Ltd.	22	50
Yum China Holdings, Inc.	55	2,539
Yum China Holdings, Inc.	12	540

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Zijin Mining Group Co. Ltd., Class H	314	594
ZTO Express Cayman, Inc.	21	393
		39,685
Colombia — 0.0% ^
Ecopetrol SA, ADR (a)	45	420
Denmark — 0.4%
AP Moller - Maersk A/S, Class A	—	36
AP Moller - Maersk A/S, Class B	—	58
Carlsberg A/S, Class B	1	87
Coloplast A/S, Class B	1	126
Danske Bank A/S	6	179
Demant A/S *	1	31
DSV A/S	2	353
Genmab A/S *	—	107
Novo Nordisk A/S, Class B	110	9,289
Novonesis (Novozymes) B	3	175
Orsted A/S * (b)	1	56
Pandora A/S	1	136
ROCKWOOL A/S, Class B	—	29
Tryg A/S	3	59
Vestas Wind Systems A/S *	9	120
Zealand Pharma A/S *	1	56
		10,897
Finland — 0.1%
Elisa OYJ	1	53
Fortum OYJ	4	57
Kesko OYJ, Class B	2	45
Kone OYJ, Class B	3	153
Metso OYJ	6	54
Neste OYJ (a)	4	47
Nokia OYJ	46	218
Nordea Bank Abp	27	325
Orion OYJ, Class B	1	51
Sampo OYJ, Class A	4	177
Stora Enso OYJ, Class R	5	56
UPM-Kymmene OYJ	5	136
Wartsila OYJ Abp	4	82
		1,454
France — 2.5%
Accor SA	2	87
Aeroports de Paris SA	—	34
Air Liquide SA	18	3,151
Airbus SE	46	7,966
Alstom SA *	3	59
Amundi SA (b)	—	37

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Arkema SA	—	39
AXA SA	15	579
BioMerieux	—	44
BNP Paribas SA	9	603
Bollore SE	6	37
Bouygues SA	2	52
Bureau Veritas SA	3	86
Capgemini SE	1	245
Carrefour SA	5	67
Cie de Saint-Gobain SA	4	369
Cie Generale des Etablissements Michelin SCA	42	1,446
Covivio SA, REIT	—	26
Credit Agricole SA	9	139
Danone SA	6	392
Dassault Aviation SA	—	38
Dassault Systemes SE	34	1,320
Edenred SE	2	73
Eiffage SA	1	57
Engie SA	16	261
EssilorLuxottica SA	3	707
Eurazeo SE	—	30
Gecina SA, REIT	—	39
Getlink SE	3	42
Hermes International SCA	—	774
Ipsen SA	—	40
Kering SA	1	169
Klepierre SA, REIT	2	56
La Francaise des Jeux SACA (b)	1	34
Legrand SA	16	1,651
L'Oreal SA	2	773
LVMH Moet Hennessy Louis Vuitton SE	36	26,046
Orange SA	16	174
Pernod Ricard SA	45	5,110
Publicis Groupe SA	2	211
Renault SA	2	86
Rexel SA	2	51
Safran SA	51	12,623
Sartorius Stedim Biotech	—	58
SEB SA	—	21
Societe Generale SA	6	202
Sodexo SA	1	57
Teleperformance SE	—	44
Thales SA	1	130
TotalEnergies SE	19	1,084
Unibail-Rodamco-Westfield, REIT	1	86

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Veolia Environnement SA	6	174
Vinci SA	25	2,692
		70,371
Germany — 1.4%
adidas AG	1	370
Allianz SE (Registered)	3	1,107
BASF SE	8	373
Bayer AG (Registered)	9	191
Bayerische Motoren Werke AG	3	204
Bayerische Motoren Werke AG (Preference)	—	37
Bechtle AG	1	24
Beiersdorf AG	1	115
Brenntag SE	1	71
Carl Zeiss Meditec AG	—	21
Commerzbank AG	8	159
Continental AG	1	68
Covestro AG * (b)	2	92
CTS Eventim AG & Co. KGaA	1	53
Daimler Truck Holding AG	4	188
Deutsche Bank AG (Registered)	16	322
Deutsche Boerse AG	41	10,044
Deutsche Lufthansa AG (Registered)	5	34
Deutsche Post AG	9	318
Deutsche Telekom AG (Registered)	115	3,845
Dr Ing hc F Porsche AG (Preference) (a) (b)	1	63
E.ON SE	19	231
Evonik Industries AG	2	42
Fresenius Medical Care AG	2	88
Fresenius SE & Co. KGaA *	4	140
GEA Group AG	1	71
Hannover Rueck SE	1	138
Heidelberg Materials AG	1	167
Henkel AG & Co. KGaA	1	70
Henkel AG & Co. KGaA (Preference)	1	128
Infineon Technologies AG	11	372
Knorr-Bremse AG	1	50
LEG Immobilien SE	1	53
Mercedes-Benz Group AG	7	395
Merck KGaA	1	169
MTU Aero Engines AG	—	159
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	26	14,123
Nemetschek SE	1	60
Porsche Automobil Holding SE (Preference)	1	52
Puma SE	1	29
Rational AG	—	39
Rheinmetall AG	—	296
RWE AG	5	170

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
SAP SE	9	2,495
Sartorius AG (Preference) (a)	—	65
Scout24 SE (b)	1	63
Siemens AG (Registered)	7	1,412
Siemens Energy AG *	6	330
Siemens Healthineers AG (b)	2	139
Symrise AG	1	118
Talanx AG	1	48
Volkswagen AG (Preference)	2	182
Vonovia SE	6	196
Zalando SE * (b)	2	72
		39,861
Greece — 0.0% ^
National Bank of Greece SA	67	583
Piraeus Financial Holdings SA	118	534
		1,117
Hong Kong — 0.5%
AIA Group Ltd.	511	3,595
CK Asset Holdings Ltd.	17	71
CK Infrastructure Holdings Ltd.	6	37
CLP Holdings Ltd.	14	116
Futu Holdings Ltd., ADR	—	47
Hang Seng Bank Ltd.	7	81
Henderson Land Development Co. Ltd.	13	36
HKT Trust & HKT Ltd.	33	41
Hong Kong & China Gas Co. Ltd.	97	75
Hong Kong Exchanges & Clearing Ltd.	187	7,315
Hongkong Land Holdings Ltd.	10	42
Jardine Matheson Holdings Ltd.	1	56
Link, REIT	22	92
MTR Corp. Ltd.	13	42
Power Assets Holdings Ltd.	12	78
Prudential plc	23	195
Sino Land Co. Ltd.	34	33
Sun Hung Kai Properties Ltd.	13	112
Swire Pacific Ltd., Class A	4	30
Techtronic Industries Co. Ltd.	47	632
WH Group Ltd. (b)	72	56
Wharf Real Estate Investment Co. Ltd.	14	35
		12,817
Hungary — 0.0% ^
OTP Bank Nyrt.	15	911
India — 0.8%
Bajaj Auto Ltd.	4	431
Bajaj Finance Ltd.	12	1,127

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Bharat Electronics Ltd.	99	333
Bharti Airtel Ltd.	19	350
Biocon Ltd.	130	541
Blue Star Ltd.	23	480
Coforge Ltd.	6	602
Godrej Consumer Products Ltd.	43	560
Havells India Ltd.	19	334
HDFC Bank Ltd., ADR	78	4,708
Hindalco Industries Ltd.	57	390
ICICI Bank Ltd., ADR	68	1,945
ICICI Lombard General Insurance Co. Ltd. (b)	11	236
Infosys Ltd., ADR (a)	106	2,337
ITC Hotels Ltd. *	19	36
ITC Ltd.	192	988
Mahindra & Mahindra Ltd.	39	1,347
Maruti Suzuki India Ltd.	3	470
Max Financial Services Ltd. *	35	454
NTPC Ltd.	114	425
REC Ltd.	54	277
Reliance Industries Ltd., GDR (c)	29	1,699
Shriram Finance Ltd.	101	631
Syngene International Ltd. (b)	33	282
Tata Steel Ltd., GDR (b)	23	353
UltraTech Cement Ltd.	6	760
		22,096
Indonesia — 0.2%
Bank Central Asia Tbk. PT	4,406	2,545
Bank Mandiri Persero Tbk. PT	1,477	543
Bank Rakyat Indonesia Persero Tbk. PT	2,926	756
Telkom Indonesia Persero Tbk. PT	3,169	510
		4,354
Ireland — 0.3%
Accenture plc, Class A	16	5,948
AerCap Holdings NV	10	917
AIB Group plc	18	107
Bank of Ireland Group plc	9	86
Kerry Group plc, Class A	1	121
Kerry Group plc, Class A	—	15
Kingspan Group plc	1	83
Kingspan Group plc	—	10
		7,287
Israel — 0.0% ^
Azrieli Group Ltd.	—	31
Bank Hapoalim BM	11	141
Bank Leumi Le-Israel BM	13	164
Check Point Software Technologies Ltd. *	1	166

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Israel — continued
Elbit Systems Ltd.	—	70
Global-e Online Ltd. *	1	52
ICL Group Ltd.	7	40
Israel Discount Bank Ltd., Class A	11	78
Mizrahi Tefahot Bank Ltd.	1	64
Nice Ltd. *	1	91
Teva Pharmaceutical Industries Ltd., ADR *	10	174
Wix.com Ltd. *	—	109
		1,180
Italy — 0.2%
Amplifon SpA	1	29
Banco BPM SpA	11	98
BPER Banca SpA	9	59
Coca-Cola HBC AG	2	65
Davide Campari-Milano NV (a)	5	31
DiaSorin SpA	—	21
Enel SpA	71	501
Eni SpA	20	281
Ferrari NV	1	469
FinecoBank Banca Fineco SpA	5	100
Generali	8	258
Infrastrutture Wireless Italiane SpA (b)	3	30
Intesa Sanpaolo SpA	127	549
Leonardo SpA	4	110
Mediobanca Banca di Credito Finanziario SpA	4	71
Moncler SpA	2	128
Nexi SpA * (b)	5	23
Poste Italiane SpA (b)	4	60
Prysmian SpA	2	169
Recordati Industria Chimica e Farmaceutica SpA	1	55
Snam SpA	18	81
Telecom Italia SpA *	86	24
Terna - Rete Elettrica Nazionale	12	101
UniCredit SpA	61	2,810
Unipol Assicurazioni SpA	3	46
		6,169
Japan — 2.2%
Advantest Corp.	7	365
Aeon Co. Ltd.	6	138
AGC, Inc.	2	49
Aisin Corp.	5	52
Ajinomoto Co., Inc.	4	160
ANA Holdings, Inc.	1	26
Asahi Group Holdings Ltd.	12	135
Asahi Kasei Corp.	11	74
Asics Corp.	6	132

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Astellas Pharma, Inc.	16	152
Bandai Namco Holdings, Inc.	5	127
Bridgestone Corp.	5	176
Brother Industries Ltd.	2	35
Canon, Inc.	8	261
Capcom Co. Ltd.	3	69
Central Japan Railway Co.	7	124
Chiba Bank Ltd. (The)	5	42
Chubu Electric Power Co., Inc.	6	58
Chugai Pharmaceutical Co. Ltd.	6	250
Concordia Financial Group Ltd.	9	53
Dai Nippon Printing Co. Ltd.	3	50
Daifuku Co. Ltd.	3	57
Dai-ichi Life Holdings, Inc.	8	213
Daiichi Sankyo Co. Ltd.	15	424
Daikin Industries Ltd.	2	270
Daito Trust Construction Co. Ltd.	1	54
Daiwa House Industry Co. Ltd.	5	161
Daiwa Securities Group, Inc.	12	84
Denso Corp.	16	227
Dentsu Group, Inc.	2	39
Disco Corp.	25	7,322
East Japan Railway Co.	8	141
Eisai Co. Ltd.	2	65
ENEOS Holdings, Inc.	24	119
FANUC Corp.	8	244
Fast Retailing Co. Ltd.	2	560
Fuji Electric Co. Ltd.	1	57
FUJIFILM Holdings Corp.	10	214
Fujikura Ltd.	2	89
Fujitsu Ltd.	14	279
Hankyu Hanshin Holdings, Inc.	2	51
Hikari Tsushin, Inc.	—	46
Hitachi Construction Machinery Co. Ltd.	1	22
Hitachi Ltd.	115	2,901
Honda Motor Co. Ltd.	39	368
Hoshizaki Corp.	1	33
Hoya Corp.	11	1,517
Hulic Co. Ltd.	4	35
Idemitsu Kosan Co. Ltd.	8	52
Inpex Corp.	8	91
Isuzu Motors Ltd.	5	66
ITOCHU Corp.	37	1,708
Japan Airlines Co. Ltd.	1	21
Japan Exchange Group, Inc.	410	4,330
Japan Post Bank Co. Ltd.	12	129
Japan Post Holdings Co. Ltd.	17	174

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Japan Post Insurance Co. Ltd.	2	33
Japan Real Estate Investment Corp., REIT	—	39
Japan Tobacco, Inc.	10	265
JFE Holdings, Inc.	5	58
Kajima Corp.	3	60
Kansai Electric Power Co., Inc. (The)	8	88
Kao Corp.	4	159
Kawasaki Kisen Kaisha Ltd.	3	41
KDDI Corp.	13	443
Keyence Corp.	2	732
Kikkoman Corp.	6	62
Kirin Holdings Co. Ltd.	7	85
Kobe Bussan Co. Ltd.	1	30
Kokusai Electric Corp.	1	20
Komatsu Ltd.	8	229
Konami Group Corp.	1	83
Kubota Corp.	8	103
Kyocera Corp.	11	115
Kyowa Kirin Co. Ltd.	2	31
Lasertec Corp.	1	73
LY Corp.	25	72
M3, Inc.	4	35
Makita Corp.	2	62
Marubeni Corp.	12	184
MatsukiyoCocokara & Co.	3	43
McDonald's Holdings Co. Japan Ltd.	1	26
MEIJI Holdings Co. Ltd.	2	40
MINEBEA MITSUMI, Inc.	3	50
Mitsubishi Chemical Group Corp.	12	60
Mitsubishi Corp.	29	463
Mitsubishi Electric Corp.	16	270
Mitsubishi Estate Co. Ltd.	9	137
Mitsubishi HC Capital, Inc.	8	51
Mitsubishi Heavy Industries Ltd.	28	407
Mitsubishi UFJ Financial Group, Inc.	254	3,215
Mitsui & Co. Ltd.	22	433
Mitsui Chemicals, Inc.	2	33
Mitsui Fudosan Co. Ltd.	179	1,613
Mitsui OSK Lines Ltd.	3	102
Mizuho Financial Group, Inc.	21	576
MonotaRO Co. Ltd.	2	38
MS&AD Insurance Group Holdings, Inc.	11	232
Murata Manufacturing Co. Ltd.	15	231
NEC Corp.	2	208
Nexon Co. Ltd.	3	38
NIDEC Corp.	7	124
Nintendo Co. Ltd.	9	590

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Nippon Building Fund, Inc., REIT	—	53
Nippon Paint Holdings Co. Ltd.	8	52
Nippon Sanso Holdings Corp.	2	42
Nippon Steel Corp.	8	164
Nippon Telegraph & Telephone Corp.	259	255
Nippon Yusen KK	4	119
Nissan Motor Co. Ltd.	19	53
Nissin Foods Holdings Co. Ltd.	2	38
Nitori Holdings Co. Ltd.	1	82
Nitto Denko Corp.	6	108
Nomura Holdings, Inc.	26	170
Nomura Research Institute Ltd.	3	112
NTT Data Group Corp.	5	107
Obayashi Corp.	6	75
Obic Co. Ltd.	3	84
Olympus Corp.	10	155
Omron Corp.	2	49
Ono Pharmaceutical Co. Ltd.	3	33
Oracle Corp.	—	27
Oriental Land Co. Ltd.	9	214
ORIX Corp.	10	211
Osaka Gas Co. Ltd.	3	63
Otsuka Corp.	2	45
Otsuka Holdings Co. Ltd.	4	204
Pan Pacific International Holdings Corp.	3	92
Panasonic Holdings Corp.	20	206
Rakuten Group, Inc. *	13	82
Recruit Holdings Co. Ltd.	12	851
Renesas Electronics Corp. *	15	196
Resona Holdings, Inc.	18	134
Ricoh Co. Ltd.	5	53
SBI Holdings, Inc.	2	69
SCREEN Holdings Co. Ltd.	1	49
SCSK Corp.	1	31
Secom Co. Ltd.	4	121
Seiko Epson Corp.	3	45
Sekisui Chemical Co. Ltd.	3	55
Sekisui House Ltd.	5	120
Seven & i Holdings Co. Ltd.	19	307
SG Holdings Co. Ltd.	3	26
Shimadzu Corp.	2	61
Shimano, Inc.	1	98
Shin-Etsu Chemical Co. Ltd.	178	5,528
Shionogi & Co. Ltd.	7	97
Shiseido Co. Ltd.	4	59
Shizuoka Financial Group, Inc.	4	34
SMC Corp.	1	189

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
SoftBank Corp.	248	319
SoftBank Group Corp.	8	507
Sompo Holdings, Inc.	8	215
Sony Group Corp.	198	4,376
Subaru Corp.	5	89
Sumitomo Corp.	9	204
Sumitomo Electric Industries Ltd.	6	116
Sumitomo Metal Mining Co. Ltd.	2	48
Sumitomo Mitsui Financial Group, Inc.	32	796
Sumitomo Mitsui Trust Group, Inc.	6	141
Sumitomo Realty & Development Co. Ltd.	3	93
Suntory Beverage & Food Ltd.	1	37
Suzuki Motor Corp.	14	163
Sysmex Corp.	4	84
T&D Holdings, Inc.	4	80
Taisei Corp.	1	59
Takeda Pharmaceutical Co. Ltd.	14	371
TDK Corp.	17	204
Terumo Corp.	95	1,787
TIS, Inc.	2	40
Toho Co. Ltd.	1	45
Tokio Marine Holdings, Inc.	72	2,391
Tokyo Electric Power Co. Holdings, Inc. *	13	35
Tokyo Electron Ltd.	4	658
Tokyo Gas Co. Ltd.	3	85
Tokyu Corp.	5	53
TOPPAN Holdings, Inc.	2	59
Toray Industries, Inc.	12	83
TOTO Ltd.	1	29
Toyota Industries Corp.	1	117
Toyota Motor Corp.	89	1,688
Toyota Tsusho Corp.	5	93
Trend Micro, Inc. *	1	65
Unicharm Corp.	10	75
West Japan Railway Co.	4	70
Yakult Honsha Co. Ltd.	2	40
Yamaha Motor Co. Ltd.	8	67
Yaskawa Electric Corp.	2	58
Yokogawa Electric Corp.	2	44
Zensho Holdings Co. Ltd.	1	44
ZOZO, Inc.	1	39
		63,358
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	2	41
Luxembourg — 0.0% ^
ArcelorMittal SA	4	101

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Luxembourg — continued
CVC Capital Partners plc * (b)	2	44
Eurofins Scientific SE	1	63
		208
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	19	83
Sands China Ltd. *	21	51
		134
Mexico — 0.2%
Arca Continental SAB de CV	54	493
Cemex SAB de CV, ADR	74	440
Grupo Aeroportuario del Sureste SAB de CV, ADR	3	691
Grupo Financiero Banorte SAB de CV, Class O	59	408
Regional SAB de CV	95	622
Wal-Mart de Mexico SAB de CV	659	1,718
		4,372
Netherlands — 1.0%
ABN AMRO Bank NV, CVA (b)	4	67
Adyen NV * (b)	—	305
Aegon Ltd.	12	76
Akzo Nobel NV	2	84
Argenx SE *	—	342
ASM International NV	—	236
ASML Holding NV	24	17,771
ASML Holding NV (Registered), NYRS	—	224
ASR Nederland NV	1	68
BE Semiconductor Industries NV	1	85
Euronext NV (b)	1	79
EXOR NV	1	82
Heineken Holding NV	1	68
Heineken NV	61	4,245
IMCD NV	1	77
ING Groep NV	29	476
JDE Peet's NV	1	18
Koninklijke Ahold Delhaize NV	8	285
Koninklijke KPN NV	723	2,617
Koninklijke Philips NV *	7	191
NN Group NV	2	108
Randstad NV	1	41
Universal Music Group NV	7	199
Wolters Kluwer NV	2	376
		28,120
New Zealand — 0.0% ^
Auckland International Airport Ltd.	15	71
Fisher & Paykel Healthcare Corp. Ltd.	5	107
Infratil Ltd.	8	50

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
New Zealand — continued
Mercury NZ Ltd. (a)	6	22
Meridian Energy Ltd.	11	38
Xero Ltd. *	1	142
		430
Norway — 0.0% ^
Aker BP ASA	3	57
DNB Bank ASA	8	165
Equinor ASA	7	175
Gjensidige Forsikring ASA	2	36
Kongsberg Gruppen ASA	1	91
Mowi ASA	4	81
Norsk Hydro ASA	12	72
Orkla ASA	6	56
Salmar ASA (a)	1	30
Telenor ASA	5	65
		828
Panama — 0.0% ^
Copa Holdings SA, Class A	1	114
Peru — 0.0% ^
Credicorp Ltd.	4	715
Philippines — 0.0% ^
Bank of the Philippine Islands	155	308
Poland — 0.0% ^
Dino Polska SA * (b)	5	607
InPost SA *	2	32
Powszechny Zaklad Ubezpieczen SA	43	527
		1,166
Portugal — 0.0% ^
EDP SA	27	86
Galp Energia SGPS SA	4	67
Jeronimo Martins SGPS SA	19	370
		523
Qatar — 0.0% ^
Qatar National Bank QPSC	143	653
Russia — 0.0% ^
Severstal PAO, GDR ‡ * (b)	58	—
Saudi Arabia — 0.1%
Al Rajhi Bank	57	1,512
Saudi Arabian Oil Co. (b)	152	1,121
Saudi National Bank (The)	103	936
		3,569
Singapore — 0.5%
CapitaLand Ascendas, REIT	33	61

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — continued
CapitaLand Integrated Commercial Trust, REIT	51	72
CapitaLand Investment Ltd.	20	37
DBS Group Holdings Ltd.	359	11,760
Genting Singapore Ltd.	52	29
Grab Holdings Ltd., Class A *	18	84
Keppel Ltd.	13	63
Oversea-Chinese Banking Corp. Ltd.	29	375
Sea Ltd., ADR *	3	391
Sembcorp Industries Ltd.	8	31
Singapore Airlines Ltd.	13	60
Singapore Exchange Ltd.	7	67
Singapore Technologies Engineering Ltd.	14	48
Singapore Telecommunications Ltd.	64	157
STMicroelectronics NV	6	132
United Overseas Bank Ltd.	11	302
		13,669
South Africa — 0.1%
Absa Group Ltd.	72	721
Anglo American plc	11	323
Capitec Bank Holdings Ltd.	3	469
Clicks Group Ltd.	21	401
Gold Fields Ltd.	42	725
Shoprite Holdings Ltd.	31	468
		3,107
South Korea — 0.6%
Delivery Hero SE * (b)	2	42
Hana Financial Group, Inc.	29	1,202
HL Mando Co. Ltd. *	16	485
Hugel, Inc. *	2	298
JB Financial Group Co. Ltd.	27	362
KakaoBank Corp. *	23	336
Kia Corp.	32	2,213
Korea Aerospace Industries Ltd. *	9	335
KT Corp.	24	798
LG Chem Ltd. *	3	418
NAVER Corp. *	2	303
Samsung Biologics Co. Ltd. * (b)	—	240
Samsung Electronics Co. Ltd.	102	3,630
Samsung Fire & Marine Insurance Co. Ltd.	2	511
SK Hynix, Inc.	36	4,903
SM Entertainment Co. Ltd. *	7	400
S-Oil Corp.	7	305
		16,781
Spain — 0.2%
Acciona SA	—	24
ACS Actividades de Construccion y Servicios SA	2	78

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Aena SME SA (b)	1	140
Amadeus IT Group SA	4	286
Banco Bilbao Vizcaya Argentaria SA	50	569
Banco de Sabadell SA	47	111
Banco Santander SA	134	688
CaixaBank SA	35	210
Cellnex Telecom SA (b)	5	154
EDP Renovaveis SA	3	25
Endesa SA	3	61
Grifols SA *	3	22
Iberdrola SA	53	754
Industria de Diseno Textil SA	38	2,059
Redeia Corp. SA	3	59
Repsol SA	10	119
Telefonica SA (a)	34	140
		5,499
Sweden — 0.3%
AddTech AB, Class B	2	66
Alfa Laval AB	3	112
Assa Abloy AB, Class B	9	266
Atlas Copco AB, Class A	116	1,929
Atlas Copco AB, Class B	14	201
Beijer Ref AB	3	50
Boliden AB	2	71
Epiroc AB, Class A	6	109
Epiroc AB, Class B	3	57
EQT AB	3	105
Essity AB, Class B	5	134
Evolution AB (b)	2	113
Fastighets AB Balder, Class B * (a)	6	41
Getinge AB, Class B	2	39
H & M Hennes & Mauritz AB, Class B (a)	5	65
Hexagon AB, Class B	18	208
Holmen AB, Class B	1	25
Industrivarden AB, Class A	1	37
Industrivarden AB, Class C	1	49
Indutrade AB	2	65
Investment AB Latour, Class B	1	34
Investor AB, Class B	15	427
L E Lundbergforetagen AB, Class B	1	32
Lifco AB, Class B	2	66
Nibe Industrier AB, Class B	13	53
Saab AB, Class B	3	60
Sagax AB, Class B	2	42
Sandvik AB	9	191
Securitas AB, Class B (a)	4	54
Skandinaviska Enskilda Banken AB, Class A	14	195

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Skanska AB, Class B	3	63
SKF AB, Class B	3	60
Svenska Cellulosa AB SCA, Class B	5	72
Svenska Handelsbanken AB, Class A	13	140
Swedbank AB, Class A	7	160
Swedish Orphan Biovitrum AB *	2	51
Tele2 AB, Class B	5	53
Telefonaktiebolaget LM Ericsson, Class B	24	181
Telia Co. AB	20	60
Trelleborg AB, Class B	2	70
Volvo AB, Class A	2	48
Volvo AB, Class B	90	2,490
		8,344
Switzerland — 0.6%
ABB Ltd. (Registered)	14	747
Adecco Group AG (Registered)	2	35
Avolta AG	1	36
Bachem Holding AG	—	19
Baloise Holding AG (Registered) (a)	—	69
Banque Cantonale Vaudoise (Registered)	—	26
Barry Callebaut AG (Registered)	—	34
BKW AG	—	31
Chocoladefabriken Lindt & Spruengli AG	—	103
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	113
Cie Financiere Richemont SA (Registered)	5	901
Clariant AG (Registered)	2	21
DSM-Firmenich AG	2	165
EMS-Chemie Holding AG (Registered)	—	43
Galderma Group AG *	1	88
Geberit AG (Registered)	—	162
Givaudan SA (Registered)	—	350
Helvetia Holding AG (Registered)	—	56
Julius Baer Group Ltd.	2	125
Kuehne + Nagel International AG (Registered)	—	95
Logitech International SA (Registered)	1	131
Lonza Group AG (Registered)	4	2,368
Partners Group Holding AG	—	299
Sandoz Group AG	4	170
Schindler Holding AG	—	102
Schindler Holding AG (Registered)	—	57
SGS SA (Registered)	1	128
SIG Group AG	3	58
Sika AG (Registered)	1	336
Sonova Holding AG (Registered)	1	153
Straumann Holding AG (Registered)	1	137
Swatch Group AG (The)	—	46
Swiss Life Holding AG (Registered)	—	203

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
Swiss Prime Site AG (Registered)	1	76
Swisscom AG (Registered)	—	127
Temenos AG (Registered)	1	42
UBS Group AG (Registered)	279	9,839
VAT Group AG (b)	—	90
Zurich Insurance Group AG	1	769
		18,350
Taiwan — 1.6%
Advantech Co. Ltd.	47	538
ASE Technology Holding Co. Ltd.	157	815
Delta Electronics, Inc.	78	1,016
E.Sun Financial Holding Co. Ltd.	706	596
Hon Hai Precision Industry Co. Ltd.	80	427
Quanta Computer, Inc.	124	983
Realtek Semiconductor Corp.	61	1,005
Taiwan Semiconductor Manufacturing Co. Ltd.	778	25,964
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	60	12,644
Wiwynn Corp.	10	646
Yuanta Financial Holding Co. Ltd.	475	499
		45,133
Turkey — 0.1%
Akbank TAS	230	415
BIM Birlesik Magazalar A/S	72	1,106
		1,521
United Arab Emirates — 0.0% ^
Emaar Properties PJSC	88	322
NMC Health plc ‡ *	3	— (d)
		322
United Kingdom — 1.5%
3i Group plc	69	3,332
Admiral Group plc	2	75
Ashtead Group plc	4	247
Associated British Foods plc	3	68
AstraZeneca plc	13	1,887
AstraZeneca plc, ADR	7	524
Auto Trader Group plc (b)	8	76
Aviva plc	23	147
BAE Systems plc	26	396
Barclays plc	126	462
Barratt Redrow plc	12	67
Berkeley Group Holdings plc	1	42
British American Tobacco plc	17	685
BT Group plc	56	98
Bunzl plc	3	124
Centrica plc	45	79

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
CK Hutchison Holdings Ltd.	23	118
Coca-Cola Europacific Partners plc	2	141
Compass Group plc	15	507
Croda International plc	1	47
DCC plc	1	59
Diageo plc	228	6,803
Endava plc, ADR *	11	361
Entain plc	5	46
Flutter Entertainment plc *	3	802
Halma plc	3	123
Hargreaves Lansdown plc	3	42
HSBC Holdings plc	158	1,648
HSBC Holdings plc	58	605
Imperial Brands plc	7	235
Informa plc	12	123
InterContinental Hotels Group plc	12	1,621
Intertek Group plc	1	88
J Sainsbury plc	15	48
JD Sports Fashion plc	22	25
Kingfisher plc	16	48
Land Securities Group plc, REIT	6	44
Legal & General Group plc	51	153
Lloyds Banking Group plc	532	409
London Stock Exchange Group plc	14	2,015
M&G plc	20	51
Marks & Spencer Group plc	18	74
Melrose Industries plc	11	84
National Grid plc	42	514
NatWest Group plc	361	1,925
Next plc	1	127
Pearson plc	5	86
Persimmon plc	3	43
Phoenix Group Holdings plc	6	39
Reckitt Benckiser Group plc	6	396
RELX plc	91	4,531
RELX plc	58	2,865
Rentokil Initial plc	22	107
Rolls-Royce Holdings plc *	74	550
Sage Group plc (The)	9	145
Schroders plc	7	31
Segro plc, REIT	11	99
Severn Trent plc	2	73
Smith & Nephew plc	8	96
Smiths Group plc	3	76
Spirax Group plc	1	63
SSE plc	82	1,652
Standard Chartered plc	18	245

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Taylor Wimpey plc	31	45
TechnipFMC plc	55	1,640
Tesco plc	59	273
Unilever plc	22	1,233
United Utilities Group plc	6	75
Vodafone Group plc	193	164
Whitbread plc	2	54
Wise plc, Class A *	6	80
WPP plc	9	89
		41,945
United States — 31.6%
3M Co.	9	1,398
Abbott Laboratories	60	7,639
AbbVie, Inc.	70	12,919
Adobe, Inc. *	3	1,264
Affirm Holdings, Inc. *	5	282
AGCO Corp.	4	458
Air Lease Corp.	13	577
Alcoa Corp.	26	906
Alcon AG	4	395
Alexandria Real Estate Equities, Inc., REIT	8	800
Align Technology, Inc. *	1	226
Alnylam Pharmaceuticals, Inc. *	5	1,292
Alphabet, Inc., Class C	43	8,875
Amazon.com, Inc. *	236	56,035
American Airlines Group, Inc. *	46	773
American Express Co.	2	707
American Homes 4 Rent, Class A, REIT	31	1,083
Americold Realty Trust, Inc., REIT	23	502
AMETEK, Inc.	9	1,727
Analog Devices, Inc.	27	5,806
Aon plc, Class A	20	7,309
Apple Hospitality REIT, Inc., REIT	8	128
Apple, Inc.	98	23,161
AppLovin Corp., Class A *	1	410
Arch Capital Group Ltd.	3	270
Arista Networks, Inc. *	14	1,586
Arthur J Gallagher & Co.	2	732
AT&T, Inc.	21	494
Atlassian Corp., Class A *	7	2,259
AutoZone, Inc. *	—	580
Axalta Coating Systems Ltd. *	32	1,143
Baker Hughes Co.	211	9,729
Bank of America Corp.	338	15,660
Bath & Body Works, Inc.	13	479
Berkshire Hathaway, Inc., Class B *	9	4,184
Best Buy Co., Inc.	4	335

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
BioMarin Pharmaceutical, Inc. *	10	664
BJ's Wholesale Club Holdings, Inc. *	12	1,236
Blackstone, Inc.	16	2,798
Block, Inc. *	31	2,845
Boeing Co. (The) *	3	615
Booking Holdings, Inc.	1	2,904
Booz Allen Hamilton Holding Corp.	9	1,168
BP plc	140	725
Bristol-Myers Squibb Co.	189	11,165
Broadcom, Inc.	88	19,510
Brunswick Corp.	5	345
Capital One Financial Corp.	9	1,873
Cardinal Health, Inc.	15	1,799
Carlisle Cos., Inc.	2	643
Carnival Corp. *	62	1,709
Carrier Global Corp.	33	2,171
CBRE Group, Inc., Class A *	1	207
Cencora, Inc.	4	902
Charles Schwab Corp. (The)	90	7,435
Chemours Co. (The)	49	932
Cheniere Energy, Inc.	3	755
Chevron Corp.	16	2,358
Chubb Ltd.	2	538
Cigna Group (The)	9	2,696
Cisco Systems, Inc.	6	355
Citigroup, Inc.	28	2,264
Claire's Stores, Inc. ‡ * (e)	—	—
CME Group, Inc.	31	7,275
Cognizant Technology Solutions Corp., Class A	30	2,518
Columbia Banking System, Inc.	9	254
Columbia Sportswear Co.	3	268
Comerica, Inc.	10	644
Commercial Metals Co.	4	205
ConocoPhillips	80	7,932
Cooper Cos., Inc. (The) *	13	1,250
Copart, Inc. *	31	1,813
Corpay, Inc. *	6	2,195
Coterra Energy, Inc.	12	325
Crowdstrike Holdings, Inc., Class A *	4	1,682
CSL Ltd.	4	725
CSX Corp.	53	1,755
CVS Health Corp.	7	416
CyberArk Software Ltd. *	—	139
Darden Restaurants, Inc.	1	265
Dell Technologies, Inc., Class C	6	649
Delta Air Lines, Inc.	11	713
Dick's Sporting Goods, Inc.	2	362

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Digital Realty Trust, Inc., REIT	13	2,164
Discover Financial Services	6	1,214
Dominion Energy, Inc.	81	4,498
DoorDash, Inc., Class A *	12	2,308
Dover Corp.	4	803
DraftKings, Inc., Class A *	8	324
Eagle Materials, Inc.	3	783
EastGroup Properties, Inc., REIT	1	224
Eaton Corp. plc	2	697
Edison International	14	754
Elevance Health, Inc.	3	1,055
elf Beauty, Inc. *	8	789
Eli Lilly & Co.	6	5,125
Emerson Electric Co.	12	1,555
Entegris, Inc.	12	1,214
Entergy Corp.	3	245
EOG Resources, Inc.	18	2,268
EQT Corp.	15	776
Equinix, Inc., REIT	1	1,359
ExlService Holdings, Inc. *	13	666
Expedia Group, Inc. *	2	417
Experian plc	8	393
Exxon Mobil Corp.	143	15,239
Federal Realty Investment Trust, REIT	4	484
FedEx Corp.	5	1,353
Ferrovial SE	4	176
Fidelity National Information Services, Inc.	128	10,435
Fifth Third Bancorp	23	1,002
First Citizens BancShares, Inc., Class A	2	3,642
First Horizon Corp.	24	531
Fiserv, Inc. *	6	1,199
Fortune Brands Innovations, Inc.	6	444
Garmin Ltd.	7	1,496
Gates Industrial Corp. plc *	39	804
GE Vernova, Inc.	3	1,015
General Dynamics Corp.	2	612
Genpact Ltd.	29	1,408
Gentex Corp.	31	811
Globant SA *	3	622
Goldman Sachs Group, Inc. (The)	5	2,959
Graphic Packaging Holding Co.	44	1,215
GSK plc	36	626
Haleon plc	75	348
HCA Healthcare, Inc.	3	1,020
Henry Schein, Inc. *	11	896
Hess Corp.	4	622
Hewlett Packard Enterprise Co.	143	3,041

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Hilton Worldwide Holdings, Inc.	5	1,156
Holcim AG	5	453
Home Depot, Inc. (The)	3	1,412
Honeywell International, Inc.	46	10,181
Host Hotels & Resorts, Inc., REIT	60	1,007
Howmet Aerospace, Inc.	6	780
HubSpot, Inc. *	3	2,158
Humana, Inc.	2	567
IAC, Inc. *	7	312
Ingersoll Rand, Inc.	14	1,359
Insmed, Inc. *	10	793
Interactive Brokers Group, Inc., Class A	10	2,228
International Paper Co.	15	823
Intra-Cellular Therapies, Inc. *	4	500
Intuit, Inc.	4	2,439
Intuitive Surgical, Inc. *	6	3,503
IQVIA Holdings, Inc. *	3	616
ITT, Inc.	12	1,813
Jabil, Inc.	2	292
James Hardie Industries plc, CHDI *	4	125
JB Hunt Transport Services, Inc.	10	1,688
Johnson & Johnson	54	8,243
Keurig Dr Pepper, Inc.	21	666
Kimco Realty Corp., REIT	12	270
Kinder Morgan, Inc.	18	489
KKR & Co., Inc.	14	2,337
Labcorp Holdings, Inc.	6	1,569
Lamar Advertising Co., Class A, REIT	4	446
Lamb Weston Holdings, Inc.	7	441
Linde plc	29	12,855
Linde plc	4	1,897
Lineage, Inc., REIT	5	328
Live Nation Entertainment, Inc. *	4	630
Loews Corp.	6	512
Lowe's Cos., Inc.	3	732
M&T Bank Corp.	8	1,569
Marriott International, Inc., Class A	15	4,259
Martin Marietta Materials, Inc.	1	579
Marvell Technology, Inc.	32	3,642
Mastercard, Inc., Class A	34	18,904
McDonald's Corp.	53	15,257
McKesson Corp.	5	2,988
Medtronic plc	10	871
Merck & Co., Inc.	6	558
Meta Platforms, Inc., Class A	67	46,451
MetLife, Inc.	9	779
Mettler-Toledo International, Inc. *	1	733

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
MGIC Investment Corp.	24	601
Microchip Technology, Inc.	9	497
Micron Technology, Inc.	54	4,901
Microsoft Corp.	139	57,835
Mid-America Apartment Communities, Inc., REIT	5	720
Middleby Corp. (The) *	5	800
Mohawk Industries, Inc. *	17	2,075
Monday.com Ltd. *	—	83
MongoDB, Inc. *	3	695
Moody's Corp.	4	2,164
Moran Foods Backstop Equity ‡ *	2,995	—
Morgan Stanley	5	734
Murphy USA, Inc.	1	301
MYT Holding LLC ‡ *	23	6
Natera, Inc. *	13	2,248
Nestle SA (Registered)	105	8,880
Netflix, Inc. *	4	3,760
Neurocrine Biosciences, Inc. *	2	301
Nexstar Media Group, Inc.	2	228
NextEra Energy, Inc.	71	5,064
NiSource, Inc.	20	760
NMG Parent LLC ‡ * (a)	1	27
Northern Trust Corp.	9	968
Northrop Grumman Corp.	1	269
Novartis AG (Registered)	17	1,789
nVent Electric plc	7	477
NVIDIA Corp.	333	39,993
ON Semiconductor Corp. *	17	913
Oracle Corp.	50	8,577
Oscar Health, Inc., Class A *	87	1,438
Otis Worldwide Corp.	160	15,295
Outfront Media, Inc., REIT	—	—
Owens Corning	4	666
Packaging Corp. of America	2	416
Palo Alto Networks, Inc. *	14	2,600
PepsiCo, Inc.	38	5,714
Performance Food Group Co. *	26	2,369
PG&E Corp.	14	222
Philip Morris International, Inc.	23	3,058
Phillips 66	1	163
Pinterest, Inc., Class A *	14	473
PNC Financial Services Group, Inc. (The)	4	817
Pool Corp.	2	779
Post Holdings, Inc. *	5	481
PPG Industries, Inc.	35	3,997
Procter & Gamble Co. (The)	5	826
Progressive Corp. (The)	9	2,269

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Prologis, Inc., REIT	42	4,963
Public Service Enterprise Group, Inc.	3	250
Public Storage, REIT	2	526
QIAGEN NV *	2	83
Quanta Services, Inc.	8	2,411
Raymond James Financial, Inc.	6	1,029
Rayonier, Inc., REIT	9	228
Regal Rexnord Corp.	7	1,151
Regency Centers Corp., REIT	9	664
Regeneron Pharmaceuticals, Inc. *	9	6,220
Regions Financial Corp.	33	803
Robinhood Markets, Inc., Class A *	11	561
Roche Holding AG	6	1,915
Roche Holding AG	—	92
Ross Stores, Inc.	93	13,934
RTX Corp.	11	1,387
Saia, Inc. *	2	1,017
Salesforce, Inc.	3	884
Sanofi SA	56	6,074
SBA Communications Corp., REIT	6	1,127
Schneider Electric SE	5	1,202
Seagate Technology Holdings plc	13	1,288
Sealed Air Corp.	18	611
Sempra	3	256
Shell plc	183	5,995
Silgan Holdings, Inc.	24	1,313
Sirius XM Holdings, Inc. (a)	11	268
Smurfit WestRock plc	10	508
Snowflake, Inc., Class A *	7	1,272
Southern Co. (The)	155	12,988
Southwest Airlines Co.	55	1,674
Spotify Technology SA *	3	1,760
Starbucks Corp.	10	1,049
State Street Corp.	13	1,296
Stellantis NV	17	227
Swiss Re AG	3	399
Synopsys, Inc. *	3	1,436
Take-Two Interactive Software, Inc. *	7	1,289
TD SYNNEX Corp.	12	1,649
Tenaris SA	4	67
Teradyne, Inc.	10	1,211
Tesla, Inc. *	22	9,031
Texas Instruments, Inc. (f)	4	770
Textron, Inc.	15	1,122
Thermo Fisher Scientific, Inc.	19	11,581
Timken Co. (The)	4	313
TJX Cos., Inc. (The)	21	2,595

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
T-Mobile US, Inc.	1	210
Trade Desk, Inc. (The), Class A *	16	1,943
Trane Technologies plc	3	1,134
Travelers Cos., Inc. (The)	5	1,187
Truist Financial Corp.	22	1,052
Uber Technologies, Inc. *	35	2,309
Ulta Beauty, Inc. *	1	202
Union Pacific Corp.	3	645
United Parcel Service, Inc., Class B	4	503
UnitedHealth Group, Inc. (f)	31	17,043
US Bancorp	126	6,012
Verizon Communications, Inc.	76	3,005
Vertex Pharmaceuticals, Inc. *	9	4,099
Vertiv Holdings Co., Class A	12	1,424
Walmart, Inc.	18	1,770
Walt Disney Co. (The)	112	12,661
Wells Fargo & Co.	182	14,350
Western Digital Corp. *	87	5,675
WEX, Inc. *	3	641
Weyerhaeuser Co., REIT	13	402
Williams Cos., Inc. (The)	12	662
WillScot Holdings Corp. *	17	613
Windstream Holdings, Inc. ‡ *	—	9
WR Berkley Corp.	7	394
Xcel Energy, Inc.	6	401
Yum! Brands, Inc.	63	8,240
Zillow Group, Inc., Class C *	7	600
		900,885
Total Common Stocks (Cost $1,056,696)		1,408,063
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 31.4%
Australia — 0.2%
Mineral Resources Ltd. 8.13%, 5/1/2027 (c)	805	809
National Australia Bank Ltd. 3.15%, 2/5/2031 (b)	EUR2,150	2,269
Scentre Group Trust 1 REIT, 3.50%, 2/12/2025 (c)	53	53
Sydney Airport Finance Co. Pty. Ltd. 3.38%, 4/30/2025 (c)	200	199
Woolworths Group Ltd. 0.38%, 11/15/2028 (b)	EUR2,450	2,277
		5,607
Canada — 0.8%
Enbridge, Inc.
(3-MONTH CME TERM SOFR + 3.68%), 5.50%, 7/15/2077 (g)	450	438
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 7.38%, 1/15/2083 (g)	1,100	1,122
National Bank of Canada (SOFRINDX + 0.90%), 5.27%, 3/25/2027 (g)	250	251

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Ontario Teachers' Finance Trust
1.13%, 5/15/2026 (b)	GBP4,950	5,893
1.10%, 10/19/2027 (c)	CAD773	508
4.25%, 4/25/2028 (c)	3,483	3,454
0.10%, 5/19/2028 (b)	EUR2,955	2,821
0.05%, 11/25/2030 (b)	EUR5,225	4,614
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	150	143
3.19%, 2/16/2029 (b)	EUR3,200	3,382
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.07%), 8.13%, 10/31/2082 (g) (h)	400	418
		23,044
Denmark — 0.1%
Danske Bank A/S (EUR Swap Annual 1 Year + 1.35%), 4.50%, 11/9/2028 (b) (g)	EUR2,000	2,162
France — 0.2%
Alstom SA 0.13%, 7/27/2027 (b)	EUR500	487
BPCE SFH SA 3.38%, 3/13/2029 (b)	EUR1,900	2,018
Credit Agricole SA (EURIBOR ICE Swap Rate 5 Year + 4.44%), 7.25%, 9/23/2028 (b) (g) (h) (i) (j)	EUR400	445
Electricite de France SA (EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (b) (g) (i) (j)	EUR800	794
Societe Generale SA (EURIBOR 3 Month + 1.80%), 4.25%, 12/6/2030 (b) (g)	EUR1,000	1,074
TotalEnergies SE (EUR Swap Annual 5 Year + 2.41%), 2.00%, 6/4/2030 (b) (g) (i) (j)	EUR450	425
		5,243
Germany — 0.7%
Deutsche Bank AG (SOFR + 1.22%), 2.31%, 11/16/2027 (g)	2,450	2,336
Kreditanstalt fuer Wiederaufbau
0.00%, 3/31/2027 (b)	EUR7,500	7,410
3.13%, 10/10/2028 (b)	EUR2,690	2,860
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (c)	250	250
Traton Finance Luxembourg SA 3.75%, 3/27/2030 (b)	EUR2,100	2,209
Volkswagen Leasing GmbH
0.63%, 7/19/2029 (b)	EUR150	139
4.00%, 4/11/2031 (b)	EUR1,950	2,077
Vonovia SE 1.00%, 7/9/2030 (b)	EUR2,500	2,298
		19,579
Ireland — 0.3%
AIB Group plc
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (b) (g)	EUR2,000	2,187
(EURIBOR ICE Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (b) (g) (h) (i) (j)	EUR550	611
Avolon Holdings Funding Ltd. 3.25%, 2/15/2027 (c)	2,350	2,264
Bank of Ireland Group plc (EURIBOR ICE Swap Rate 1 Year + 2.05%), 5.00%, 7/4/2031 (b) (g)	EUR1,900	2,144
		7,206
Italy — 0.5%
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (b)	EUR1,900	2,144
Banca Monte dei Paschi di Siena SpA 3.50%, 4/23/2029 (b)	EUR2,150	2,288
Banco BPM SpA 4.63%, 11/29/2027 (b)	EUR2,000	2,173
Credito Emiliano SpA 3.25%, 4/18/2029 (b)	EUR2,000	2,106

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
Enel SpA (EURIBOR ICE Swap Rate 5 Year + 3.49%), 6.38%, 4/16/2028 (b) (g) (i) (j)	EUR550	613
Intesa Sanpaolo SpA 5.13%, 8/29/2031 (b)	EUR1,900	2,185
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (g) (h) (i) (j)	EUR600	653
(EURIBOR 3 Month + 1.60%), 4.45%, 2/16/2029 (b) (g)	EUR2,050	2,211
		14,373
Japan — 0.0% ^
Mitsubishi HC Capital, Inc. 3.64%, 4/13/2025 (c)	310	309
Mitsubishi UFJ Financial Group, Inc. 2.19%, 2/25/2025	200	200
		509
Netherlands — 0.1%
Nederlandse Waterschapsbank NV 3.50%, 7/20/2027	AUD3,120	1,905
Viterra Finance BV 1.00%, 9/24/2028 (b)	EUR2,350	2,266
		4,171
Portugal — 0.1%
Banco Santander Totta SA 3.25%, 2/15/2031 (b)	EUR3,600	3,822
Puerto Rico — 0.0% ^
LCPR Senior Secured Financing DAC 5.13%, 7/15/2029 (a) (c)	498	405
Singapore — 0.3%
Temasek Financial I Ltd.
3.63%, 8/1/2028 (c)	6,158	5,990
1.63%, 8/2/2031 (c)	2,593	2,156
		8,146
South Korea — 0.1%
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026 (c)	2,155	2,070
Spain — 0.3%
Banco de Sabadell SA (EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.25%, 9/13/2030 (b) (g)	EUR2,000	2,161
Banco Santander SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (g) (h) (i) (j)	800	882
Bankinter SA 0.88%, 7/8/2026 (b)	EUR2,300	2,325
CaixaBank SA
(EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (b) (g)	EUR1,900	2,096
(EURIBOR ICE Swap Rate 5 Year + 5.29%), 7.50%, 1/16/2030 (b) (g) (h) (i) (j)	EUR400	456
Iberdrola Finanzas SA (EUR Swap Annual 5 Year + 2.26%), 4.88%, 4/25/2028 (b) (g) (i) (j)	EUR400	430
Iberdrola International BV 5.81%, 3/15/2025	297	297
		8,647
Switzerland — 0.3%
UBS Group AG
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (c) (g)	250	242
(EURIBOR ICE Swap Rate 1 Year + 4.95%), 7.75%, 3/1/2029 (b) (g)	EUR1,850	2,185
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (c) (g) (h) (i) (j)	750	866
UBS Switzerland AG 3.30%, 3/5/2029 (b)	EUR4,700	4,980
		8,273

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — 0.4%
Barclays plc (EURIBOR ICE Swap Rate 1 Year + 2.05%), 4.51%, 1/31/2033 (b) (g)	EUR2,650	2,919
Cadent Finance plc 0.63%, 3/19/2030 (b)	EUR1,100	999
HSBC Holdings plc
(SOFR + 1.29%), 5.29%, 11/19/2030 (g)	310	310
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (g) (h) (i) (j)	400	355
Lloyds Banking Group plc 4.45%, 5/8/2025	300	300
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (g) (h) (i) (j)	600	638
Santander UK Group Holdings plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (g)	200	196
TSB Bank plc 3.32%, 3/5/2029 (b)	EUR4,450	4,728
		10,445
United States — 27.0%
Acrisure LLC 4.25%, 2/15/2029 (c)	4,067	3,848
Acuris Finance US, Inc. 9.00%, 8/1/2029 (c)	2,110	2,108
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (c)	2,101	2,129
ADT Security Corp. (The) 4.13%, 8/1/2029 (c)	3,125	2,936
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (c)	2,936	2,781
Affinity Interactive 6.88%, 12/15/2027 (c)	2,312	1,963
AG Issuer LLC 6.25%, 3/1/2028 (c)	263	262
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (c)	999	1,039
Albertsons Cos., Inc. 4.63%, 1/15/2027 (c)	3,727	3,661
Allegiant Travel Co. 7.25%, 8/15/2027 (c)	2,172	2,192
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (c)	1,144	1,107
6.75%, 4/15/2028 (c)	3,682	3,721
Allied Universal Holdco LLC 4.63%, 6/1/2028 (c)	6,230	5,943
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (c)	2,196	2,128
AMC Networks, Inc. 10.25%, 1/15/2029 (c)	3,893	4,156
American Airlines, Inc.
5.50%, 4/20/2026 (c)	1,790	1,790
7.25%, 2/15/2028 (c)	3,462	3,543
5.75%, 4/20/2029 (c)	2,206	2,201
8.50%, 5/15/2029 (c)	3,396	3,578
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (a)	2,932	2,690
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a) (c)	2,556	2,708
ANGI Group LLC 3.88%, 8/15/2028 (c)	2,828	2,546
Antero Midstream Partners LP 5.75%, 3/1/2027 (c)	152	152
Antero Resources Corp. 5.38%, 3/1/2030 (c)	1,900	1,859
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	2,896	2,920
Arches Buyer, Inc. 4.25%, 6/1/2028 (c)	4,143	3,871
Ardagh Metal Packaging Finance USA LLC 3.25%, 9/1/2028 (c)	4,170	3,771
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (c)	2,484	2,535
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	3,103	3,000
Avis Budget Car Rental LLC 5.38%, 3/1/2029 (a) (c)	3,609	3,442
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	3,444	3,378

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.38%, 2/15/2029 (c)	257	236
B&G Foods, Inc. 8.00%, 9/15/2028 (c)	3,000	3,109
Ball Corp. 6.88%, 3/15/2028	2,455	2,519
Bank of America Corp. (EURIBOR 3 Month + 0.95%), 1.10%, 5/24/2032 (b) (g)	EUR2,550	2,337
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	3,471	3,634
Bausch Health Cos., Inc.
6.13%, 2/1/2027 (c)	4,166	3,809
11.00%, 9/30/2028 (c)	1,725	1,609
Block, Inc. 2.75%, 6/1/2026	3,471	3,381
Boyd Gaming Corp. 4.75%, 12/1/2027	2,886	2,832
Brookfield Property REIT, Inc.
REIT, 5.75%, 5/15/2026 (c)	2,347	2,328
REIT, 4.50%, 4/1/2027 (c)	136	131
Buckeye Partners LP 6.88%, 7/1/2029 (c)	1,255	1,285
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (c)	3,807	3,847
California Resources Corp.
7.13%, 2/1/2026 (c)	864	864
8.25%, 6/15/2029 (c)	2,297	2,361
Calpine Corp. 4.50%, 2/15/2028 (c)	2,914	2,827
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (c)	2,654	2,607
Carnival Corp.
7.63%, 3/1/2026 (c)	3,230	3,236
5.75%, 3/1/2027 (c)	3,724	3,732
6.00%, 5/1/2029 (c)	3,596	3,603
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (c)	3,248	3,457
CCO Holdings LLC 6.38%, 9/1/2029 (c)	3,773	3,775
CEC Entertainment LLC 6.75%, 5/1/2026 (c)	2,835	2,836
Celanese US Holdings LLC 4.78%, 7/19/2026 (k)	EUR1,150	1,210
Central Parent LLC 8.00%, 6/15/2029 (c)	2,230	2,161
Central Parent, Inc. 7.25%, 6/15/2029 (c)	1,372	1,303
Century Communities, Inc. 3.88%, 8/15/2029 (c)	2,822	2,570
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (c)	2,744	2,621
Charter Communications Operating LLC
6.65%, 2/1/2034	50	51
6.38%, 10/23/2035	2,250	2,260
Chemours Co. (The) 5.75%, 11/15/2028 (c)	4,032	3,825
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (c)	78	76
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (c)	2,942	2,884
Citigroup, Inc. (SOFR + 1.34%), 4.54%, 9/19/2030 (g)	1,260	1,229
Civitas Resources, Inc. 8.38%, 7/1/2028 (a) (c)	3,681	3,850
Clarios Global LP 6.75%, 5/15/2028 (c)	2,473	2,519
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (c)	299	282
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (c)	2,310	2,250
9.00%, 9/15/2028 (c)	3,288	3,457
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	2,241	2,244

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.88%, 11/1/2029 (c)	1,007	1,010
Cloud Software Group, Inc. 6.50%, 3/31/2029 (c)	3,887	3,821
Cogent Communications Group LLC 3.50%, 5/1/2026 (c)	2,651	2,589
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	3,568	3,227
Community Health Systems, Inc.
5.63%, 3/15/2027 (c)	1,586	1,540
8.00%, 12/15/2027 (c)	1,408	1,399
6.00%, 1/15/2029 (c)	4,011	3,656
Comstock Resources, Inc. 6.75%, 3/1/2029 (c)	3,545	3,479
Consolidated Communications, Inc. 6.50%, 10/1/2028 (c)	3,052	2,977
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (g)	2	2
CoreLogic, Inc. 4.50%, 5/1/2028 (c)	2,991	2,800
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (c)	1,008	1,006
Credit Acceptance Corp. 9.25%, 12/15/2028 (c)	1,860	1,982
Crescent Energy Finance LLC 9.25%, 2/15/2028 (c)	3,255	3,410
CSC Holdings LLC
11.25%, 5/15/2028 (c)	2,528	2,507
11.75%, 1/31/2029 (c)	2,496	2,484
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (c)	2,807	2,830
CVR Energy, Inc. 8.50%, 1/15/2029 (c)	2,661	2,605
CVR Partners LP 6.13%, 6/15/2028 (c)	736	725
Delek Logistics Partners LP 8.63%, 3/15/2029 (c)	3,353	3,517
Directv Financing LLC 5.88%, 8/15/2027 (c)	4,104	4,064
Discovery Communications LLC 4.95%, 5/15/2042	50	38
Dominion Energy, Inc. 3.90%, 10/1/2025	100	100
Domtar Corp. 6.75%, 10/1/2028 (c)	2,656	2,451
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (c)	2,400	2,319
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (c)	2,698	2,744
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	3,568	3,518
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (a) (g)	1,779	1,687
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (c)	2,885	2,964
Encore Capital Group, Inc. 9.25%, 4/1/2029 (c)	270	289
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	2,382	2,288
4.38%, 3/31/2029 (c)	1,470	1,374
Energy Transfer LP
4.75%, 1/15/2026	100	100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (a) (g)	450	461
Entergy Corp. 0.90%, 9/15/2025	97	95
EQM Midstream Partners LP
7.50%, 6/1/2027 (c)	3,178	3,258
6.50%, 7/1/2027 (c)	2,689	2,744
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (c)	3,311	3,489
Esab Corp. 6.25%, 4/15/2029 (c)	1,030	1,044
Ferrellgas LP
5.38%, 4/1/2026 (c)	2,251	2,247
5.88%, 4/1/2029 (c)	1,878	1,773

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Five Point Operating Co. LP 10.50%, 1/15/2028 (c) (k)	2,560	2,613
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (c)	935	914
Freedom Mortgage Corp.
7.63%, 5/1/2026 (c)	3,179	3,196
6.63%, 1/15/2027 (c)	2,353	2,363
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (c)	860	898
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	3,289	3,290
5.00%, 5/1/2028 (c)	3,921	3,881
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (c)	1,451	1,535
GCI LLC 4.75%, 10/15/2028 (c)	2,813	2,654
Gen Digital, Inc. 6.75%, 9/30/2027 (c)	3,200	3,253
General Motors Financial Co., Inc. 5.25%, 3/1/2026	150	150
Genesis Energy LP 7.75%, 2/1/2028	920	931
GFL Environmental, Inc. 3.50%, 9/1/2028 (c)	826	779
Global Net Lease, Inc. REIT, 3.75%, 12/15/2027 (c)	2,775	2,579
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (c)	2,872	2,846
Goldman Sachs Bank USA (SOFR + 0.77%), 5.14%, 3/18/2027 (g)	320	321
Goldman Sachs Group, Inc. (The) 0.88%, 1/21/2030 (b)	EUR600	565
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025	1,599	1,602
5.00%, 7/15/2029	1,561	1,456
Gray Media, Inc. 10.50%, 7/15/2029 (c)	3,526	3,691
Griffon Corp. 5.75%, 3/1/2028	2,856	2,831
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	3,114	2,955
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (c)	3,865	3,858
Harvest Midstream I LP 7.50%, 9/1/2028 (c)	2,908	2,974
Healthpeak OP LLC REIT, 3.40%, 2/1/2025	263	263
Heartland Dental LLC 10.50%, 4/30/2028 (c)	2,759	2,941
Herc Holdings, Inc. 5.50%, 7/15/2027 (c)	2,998	2,987
Hertz Corp. (The) 12.63%, 7/15/2029 (c)	3,590	3,870
Hess Midstream Operations LP 6.50%, 6/1/2029 (c)	477	487
Hilcorp Energy I LP 5.75%, 2/1/2029 (c)	2,696	2,620
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (c)	951	952
5.88%, 4/1/2029 (c)	312	314
HLF Financing Sarl LLC 12.25%, 4/15/2029 (c)	3,095	3,250
Howard Hughes Corp. (The) 4.13%, 2/1/2029 (c)	485	446
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (c)	2,567	2,708
Hunt Cos., Inc. 5.25%, 4/15/2029 (c)	2,744	2,633
Hyundai Capital America 4.30%, 9/24/2027 (c)	71	70
Icahn Enterprises LP
9.75%, 1/15/2029	2,183	2,241
4.38%, 2/1/2029	1,519	1,313
10.00%, 11/15/2029 (c)	770	786
Imola Merger Corp. 4.75%, 5/15/2029 (c)	2,318	2,211
Ingevity Corp. 3.88%, 11/1/2028 (c)	2,730	2,531

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
International Game Technology plc
4.13%, 4/15/2026 (c)	3,685	3,647
6.25%, 1/15/2027 (c)	200	203
Iron Mountain, Inc.
REIT, 5.00%, 7/15/2028 (c)	1,934	1,884
REIT, 7.00%, 2/15/2029 (c)	2,164	2,226
ITT Holdings LLC 6.50%, 8/1/2029 (c)	1,887	1,764
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (c)	2,661	2,614
Jazz Securities DAC 4.38%, 1/15/2029 (c)	3,962	3,774
Jefferies Finance LLC 5.00%, 8/15/2028 (c)	2,283	2,162
KeHE Distributors LLC 9.00%, 2/15/2029 (c)	3,263	3,391
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	2,132	1,971
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (g)	1,450	1,518
Kinetik Holdings LP 6.63%, 12/15/2028 (c)	171	175
LABL, Inc. 5.88%, 11/1/2028 (c)	2,683	2,374
Ladder Capital Finance Holdings LLLP REIT, 4.75%, 6/15/2029 (c)	432	411
Lamar Media Corp. 3.75%, 2/15/2028	2,411	2,296
Level 3 Financing, Inc. 10.50%, 4/15/2029 (c)	3,370	3,775
Liberty Mutual Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.13%, 12/15/2051 (c) (g)	724	693
LifePoint Health, Inc. 4.38%, 2/15/2027 (c)	3,348	3,346
Lithia Motors, Inc. 3.88%, 6/1/2029 (c)	3,255	3,020
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (c)	941	922
3.75%, 1/15/2028 (c)	3,631	3,466
Madison IAQ LLC 4.13%, 6/30/2028 (c)	3,964	3,788
Marathon Petroleum Corp. 4.70%, 5/1/2025	349	349
Matador Resources Co. 6.88%, 4/15/2028 (c)	420	428
Match Group Holdings II LLC 4.63%, 6/1/2028 (c)	2,593	2,495
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (c)	3,285	3,347
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	2,449	2,411
Medline Borrower LP
3.88%, 4/1/2029 (c)	1,507	1,406
6.25%, 4/1/2029 (c)	3,723	3,783
5.25%, 10/1/2029 (c)	3,905	3,784
Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (c)	4,095	3,184
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (c)	1,661	1,634
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (c)	3,766	3,751
Molina Healthcare, Inc. 4.38%, 6/15/2028 (c)	688	661
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026 (c)	1,799	1,787
6.00%, 1/15/2027 (c)	3,283	3,279
Navient Corp.
5.00%, 3/15/2027	1,216	1,195
4.88%, 3/15/2028	379	363
5.50%, 3/15/2029	2,214	2,122

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
NCL Corp. Ltd.
5.88%, 2/15/2027 (c)	3,676	3,693
8.13%, 1/15/2029 (c)	2,135	2,267
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	3,515	3,830
NCR Voyix Corp. 5.00%, 10/1/2028 (c)	2,930	2,824
Necessity Retail REIT, Inc. REIT, 4.50%, 9/30/2028 (c)	2,781	2,599
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (c)	4,098	3,493
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	3,386	3,200
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (c)	2,703	2,639
New Fortress Energy, Inc. 6.50%, 9/30/2026 (c)	2,969	2,895
Newell Brands, Inc. 6.38%, 9/15/2027	1,829	1,862
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (c)	1,778	1,387
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	1,690	1,667
4.75%, 11/1/2028 (c)	1,706	1,609
NextEra Energy Operating Partners LP
3.88%, 10/15/2026 (c)	2,882	2,760
7.25%, 1/15/2029 (a) (c)	264	266
NFE Financing LLC 12.00%, 11/15/2029 (c)	1,504	1,570
NGL Energy Operating LLC 8.13%, 2/15/2029 (c)	3,036	3,115
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (c)	2,884	2,933
Novelis Corp. 3.25%, 11/15/2026 (c)	2,011	1,943
NRG Energy, Inc. 3.38%, 2/15/2029 (c)	981	897
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (c)	3,299	3,127
9.75%, 11/15/2028 (c)	2,372	2,511
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	1,000	943
OneMain Finance Corp.
3.50%, 1/15/2027	3,757	3,615
3.88%, 9/15/2028	1,347	1,258
9.00%, 1/15/2029	351	373
6.63%, 5/15/2029	691	702
OneSky Flight LLC 8.88%, 12/15/2029 (c)	2,451	2,511
Organon & Co. 4.13%, 4/30/2028 (c)	4,092	3,881
Outfront Media Capital LLC
5.00%, 8/15/2027 (c)	811	798
4.25%, 1/15/2029 (c)	776	726
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	2,775	2,784
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (c)	3,006	3,011
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (g)	1,114	1,086
Pattern Energy Operations LP 4.50%, 8/15/2028 (c)	264	250
PBF Holding Co. LLC 6.00%, 2/15/2028	3,090	3,045
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (c)	1,888	1,886
4.25%, 2/15/2029 (c)	183	171
Penske Automotive Group, Inc. 3.50%, 9/1/2025	472	468
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (c)	200	194

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	3,253	3,235
Permian Resources Operating LLC 8.00%, 4/15/2027 (c)	3,569	3,652
PetSmart, Inc.
4.75%, 2/15/2028 (c)	2,936	2,814
7.75%, 2/15/2029 (c)	2,273	2,266
PG&E Corp. 5.00%, 7/1/2028	2,012	1,939
Phinia, Inc. 6.75%, 4/15/2029 (c)	772	793
Pike Corp. 5.50%, 9/1/2028 (c)	2,554	2,500
Playtika Holding Corp. 4.25%, 3/15/2029 (c)	2,969	2,738
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	243	244
3.38%, 8/31/2027 (c)	1,923	1,815
6.25%, 1/15/2028 (c)	3,132	3,128
PTC, Inc.
3.63%, 2/15/2025 (c)	252	252
4.00%, 2/15/2028 (c)	2,031	1,949
QVC, Inc. 6.88%, 4/15/2029 (a) (c)	2,354	1,963
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (c)	1,347	1,443
Range Resources Corp. 8.25%, 1/15/2029	2,552	2,626
Realty Income Corp. REIT, 4.88%, 7/6/2030	EUR1,600	1,774
Rithm Capital Corp. REIT, 8.00%, 4/1/2029 (c)	2,874	2,908
RLJ Lodging Trust LP REIT, 3.75%, 7/1/2026 (c)	3,412	3,339
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	4,110	3,921
3.63%, 3/1/2029 (c)	705	644
Rocket Software, Inc. 9.00%, 11/28/2028 (c)	3,678	3,810
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (c)	1,759	1,735
5.50%, 8/31/2026 (c)	2,568	2,571
5.38%, 7/15/2027 (c)	2,790	2,791
5.50%, 4/1/2028 (c)	882	885
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	3,356	3,456
Sabre GLBL, Inc.
8.63%, 6/1/2027 (c)	2,179	2,191
11.25%, 12/15/2027 (c)	1,664	1,775
Saks Global Enterprises LLC 11.00%, 12/15/2029 (c)	3,330	3,189
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	3,424	3,313
REIT, 3.13%, 2/1/2029	3,028	2,755
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (c)	3,923	3,806
SCIL IV LLC 5.38%, 11/1/2026 (c)	1,762	1,748
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (c)	2,085	1,521
Sealed Air Corp. 6.13%, 2/1/2028 (c)	1,995	2,013
Sensata Technologies BV 4.00%, 4/15/2029 (c)	3,557	3,292
Service Properties Trust REIT, 8.38%, 6/15/2029	404	404
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,387	2,295
Simmons Foods, Inc. 4.63%, 3/1/2029 (c)	3,130	2,917

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Sirius XM Radio LLC
3.13%, 9/1/2026 (c)	2,235	2,161
4.00%, 7/15/2028 (c)	4,184	3,912
SLM Corp.
4.20%, 10/29/2025	410	409
3.13%, 11/2/2026	2,301	2,212
SM Energy Co. 6.75%, 8/1/2029 (c)	991	991
Southern Power Co. 1.85%, 6/20/2026	EUR150	154
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (c)	2,358	2,535
Stagwell Global LLC 5.63%, 8/15/2029 (a) (c)	3,029	2,923
Staples, Inc. 10.75%, 9/1/2029 (c)	3,871	3,794
Starwood Property Trust, Inc.
REIT, 4.38%, 1/15/2027 (c)	16	16
REIT, 7.25%, 4/1/2029 (c)	3,396	3,508
Station Casinos LLC 4.50%, 2/15/2028 (c)	2,843	2,724
Sunoco LP
6.00%, 4/15/2027	694	693
7.00%, 9/15/2028 (c)	2,204	2,269
7.00%, 5/1/2029 (c)	256	265
TEGNA, Inc.
4.75%, 3/15/2026 (c)	11	11
4.63%, 3/15/2028	2,830	2,711
Teleflex, Inc. 4.25%, 6/1/2028 (c)	1,421	1,367
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (c)	3,167	2,947
Tenet Healthcare Corp.
6.25%, 2/1/2027	2,431	2,436
5.13%, 11/1/2027	93	92
4.63%, 6/15/2028	3,102	2,998
Tenneco, Inc. 8.00%, 11/17/2028 (c)	4,115	3,928
Time Warner Cable LLC 5.50%, 9/1/2041	2,650	2,301
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (c)	2,523	2,520
TransDigm, Inc.
5.50%, 11/15/2027	3,595	3,560
6.75%, 8/15/2028 (c)	3,581	3,644
4.63%, 1/15/2029	3,687	3,490
6.38%, 3/1/2029 (c)	3,708	3,745
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (c)	3,394	3,478
Travel + Leisure Co. 6.63%, 7/31/2026 (c)	2,348	2,386
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	1,397	1,285
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	2,682	2,790
Triumph Group, Inc. 9.00%, 3/15/2028 (c)	3,214	3,369
Tronox, Inc. 4.63%, 3/15/2029 (c)	3,686	3,338
United Airlines, Inc.
4.38%, 4/15/2026 (c)	3,700	3,646
4.63%, 4/15/2029 (c)	3,992	3,832
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (c)	2,406	2,404

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.75%, 6/15/2027 (c)	1,239	1,232
Uniti Group LP
REIT, 10.50%, 2/15/2028 (c)	3,556	3,802
REIT, 4.75%, 4/15/2028 (c)	4,284	4,069
Univision Communications, Inc.
6.63%, 6/1/2027 (c)	3,204	3,205
8.00%, 8/15/2028 (c)	3,549	3,628
4.50%, 5/1/2029 (c)	952	867
Urban One, Inc. 7.38%, 2/1/2028 (c)	1,915	1,065
US Acute Care Solutions LLC 9.75%, 5/15/2029 (c)	2,919	2,968
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (c)	1,000	925
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	3,716	3,883
9.50%, 2/1/2029 (c)	3,518	3,922
Victoria's Secret & Co. 4.63%, 7/15/2029 (c)	2,877	2,643
Viking Cruises Ltd. 7.00%, 2/15/2029 (c)	1,490	1,504
Vistra Operations Co. LLC 5.00%, 7/31/2027 (c)	2,538	2,502
Walgreens Boots Alliance, Inc. 8.13%, 8/15/2029 (a)	2,967	2,999
Warnermedia Holdings, Inc. 4.30%, 1/17/2030	EUR2,050	2,153
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (c)	3,161	3,159
Wayfair LLC 7.25%, 10/31/2029 (c)	3,043	3,105
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (c) (l)	227	95
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	2,795	2,848
6.38%, 3/15/2029 (c)	2,317	2,360
Western Alliance Bancorp (3-MONTH CME TERM SOFR + 2.25%), 3.00%, 6/15/2031 (g)	823	783
Westlake Corp. 1.63%, 7/17/2029	EUR2,350	2,276
Williams Scotsman, Inc.
6.13%, 6/15/2025 (c)	952	950
4.63%, 8/15/2028 (c)	2,476	2,433
Windstream Escrow LLC 7.75%, 8/15/2028 ‡	4	—
WPC Eurobond BV REIT, 1.35%, 4/15/2028	EUR2,350	2,308
WR Grace Holdings LLC 4.88%, 6/15/2027 (c)	1,075	1,051
Xerox Holdings Corp.
5.00%, 8/15/2025 (c)	277	276
5.50%, 8/15/2028 (c)	3,377	2,879
8.88%, 11/30/2029 (c)	216	189
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a) (c)	1,034	976
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (c)	2,873	2,647
		769,620
Total Corporate Bonds (Cost $883,911)		893,322
Foreign Government Securities — 8.3%
Australia — 0.9%
Commonwealth of Australia
3.25%, 4/21/2029 (b)	AUD1,600	970

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Australia — continued
2.75%, 11/21/2029 (b)	AUD25	15
1.50%, 6/21/2031	AUD4,300	2,280
3.75%, 5/21/2034 (b)	AUD29,390	17,367
2.75%, 6/21/2035 (b)	AUD5,646	3,013
3.00%, 3/21/2047 (b)	AUD374	173
1.75%, 6/21/2051 (b)	AUD890	292
		24,110
Belgium — 0.3%
Dexia SA 0.25%, 12/10/2026 (b)	GBP4,200	4,824
Kingdom of Belgium
0.90%, 6/22/2029 (b)	EUR10	10
1.00%, 6/22/2031 (b)	EUR30	28
3.00%, 6/22/2034 (b)	EUR15	16
2.85%, 10/22/2034 (b)	EUR610	625
1.45%, 6/22/2037 (b)	EUR473	404
1.90%, 6/22/2038 (b)	EUR995	883
3.75%, 6/22/2045 (b)	EUR575	620
1.60%, 6/22/2047 (b)	EUR267	196
1.70%, 6/22/2050 (b)	EUR1,276	915
2.15%, 6/22/2066 (b)	EUR692	505
0.65%, 6/22/2071 (b)	EUR155	63
		9,089
Canada — 0.8%
Canada Government Bond
1.25%, 3/1/2027	CAD1,320	883
1.00%, 6/1/2027	CAD575	382
0.50%, 12/1/2030	CAD62	37
1.50%, 6/1/2031	CAD3,765	2,385
1.50%, 12/1/2031	CAD460	289
2.75%, 6/1/2033	CAD20	14
3.00%, 6/1/2034	CAD16,040	10,985
4.00%, 6/1/2041	CAD40	30
3.50%, 12/1/2045	CAD460	330
2.75%, 12/1/2048	CAD403	255
2.00%, 12/1/2051	CAD1,964	1,050
2.75%, 12/1/2064	CAD1,027	644
Province of Alberta 2.90%, 12/1/2028	CAD410	282
Province of British Columbia
4.70%, 6/18/2037	CAD880	652
2.95%, 6/18/2050	CAD505	280
Province of Ontario 0.01%, 11/25/2030 (b)	EUR5,800	5,127
		23,625
Chile — 0.0% ^
Republic of Chile 3.75%, 1/14/2032	EUR483	504

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Czech Republic — 0.3%
Czech Republic
4.50%, 11/11/2032	CZK44,130	1,886
4.90%, 4/14/2034	CZK133,590	5,871
		7,757
Denmark — 0.1%
Kingdom of Denmark
1.75%, 11/15/2025	DKK2,373	329
0.50%, 11/15/2027	DKK3,009	403
0.50%, 11/15/2029	DKK4,850	630
2.25%, 11/15/2033	DKK1,145	160
4.50%, 11/15/2039	DKK3,192	558
0.25%, 11/15/2052	DKK2,400	189
		2,269
Egypt — 0.0% ^
Arab Republic of Egypt 5.88%, 2/16/2031 (c)	1,000	852
France — 0.5%
French Republic
2.75%, 2/25/2029 (b)	EUR10	10
2.75%, 2/25/2030 (b)	EUR6,700	6,960
1.25%, 5/25/2036 (b)	EUR4,102	3,440
1.75%, 6/25/2039 (b)	EUR2,273	1,913
0.75%, 5/25/2053 (b)	EUR1,939	988
1.75%, 5/25/2066 (b)	EUR852	530
		13,841
Germany — 0.3%
Bundesobligation 2.50%, 10/11/2029 (b)	EUR6,800	7,144
Bundesrepublik Deutschland
4.00%, 1/4/2037 (b)	EUR40	48
2.50%, 8/15/2054 (b)	EUR943	937
		8,129
Hungary — 0.2%
Hungary Government Bond
0.13%, 9/21/2028 (c)	EUR893	829
2.13%, 9/22/2031 (c)	1,158	928
5.38%, 9/12/2033 (b)	EUR300	335
1.75%, 6/5/2035 (b)	EUR300	245
7.00%, 10/24/2035	HUF1,085,980	2,824
		5,161
Indonesia — 0.2%
Republic of Indonesia
3.88%, 1/15/2033	EUR622	646
6.63%, 2/15/2034	IDR62,329,000	3,724
		4,370

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Italy — 1.0%
Buoni Poliennali del Tesoro
1.85%, 7/1/2025 (b)	EUR1	1
3.85%, 9/15/2026 (b)	EUR40	43
1.10%, 4/1/2027 (b)	EUR40	40
2.80%, 6/15/2029 (b)	EUR670	697
3.85%, 12/15/2029 (b)	EUR210	228
3.50%, 3/1/2030 (b)	EUR8,415	9,013
1.65%, 3/1/2032 (b)	EUR643	605
3.85%, 2/1/2035 (b)	EUR7,050	7,517
3.35%, 3/1/2035 (b)	EUR6,180	6,340
1.45%, 3/1/2036 (b)	EUR330	276
2.25%, 9/1/2036 (b)	EUR272	246
0.95%, 3/1/2037 (b)	EUR960	735
3.25%, 3/1/2038 (b)	EUR1,832	1,802
4.45%, 9/1/2043 (b)	EUR130	142
2.15%, 9/1/2052 (b)	EUR450	322
4.50%, 10/1/2053 (b)	EUR20	22
2.15%, 3/1/2072 (b)	EUR391	254
		28,283
Japan — 1.3%
Japan Bank for International Cooperation
4.25%, 1/26/2026	4,464	4,456
1.63%, 1/20/2027	674	639
Japan Government Bond
0.10%, 3/20/2031	JPY528,700	3,241
0.40%, 3/20/2036	JPY271,100	1,577
0.60%, 9/20/2037	JPY513,900	2,981
0.50%, 12/20/2038	JPY289,150	1,617
0.30%, 6/20/2039	JPY457,750	2,457
0.30%, 12/20/2039	JPY455,000	2,415
0.40%, 6/20/2040	JPY311,250	1,660
0.50%, 3/20/2041	JPY243,700	1,300
0.90%, 6/20/2042	JPY223,250	1,244
0.60%, 12/20/2046	JPY100,600	485
0.80%, 6/20/2047	JPY168,700	844
0.80%, 12/20/2047	JPY378,900	1,880
0.70%, 6/20/2048	JPY189,550	910
0.40%, 9/20/2049	JPY116,200	503
0.40%, 12/20/2049	JPY159,250	685
0.40%, 3/20/2050	JPY303,150	1,296
0.70%, 12/20/2050	JPY54,950	251
1.00%, 3/20/2052	JPY659,500	3,197
2.10%, 9/20/2054	JPY543,350	3,366
		37,004
Mexico — 0.4%
Mex Bonos Desarr Fix Rt 7.75%, 5/29/2031	MXN156,000	6,804

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Mexico — continued
United Mexican States
5.40%, 2/9/2028	964	960
2.66%, 5/24/2031	1,110	911
4.75%, 4/27/2032	995	908
6.75%, 9/27/2034	1,140	1,159
6.35%, 2/9/2035	800	785
		11,527
Netherlands — 0.1%
Kingdom of Netherlands
0.00%, 7/15/2030 (b)	EUR25	23
2.50%, 1/15/2033 (b)	EUR30	31
2.50%, 7/15/2034 (b)	EUR30	31
4.00%, 1/15/2037 (b)	EUR10	12
0.50%, 1/15/2040 (b)	EUR340	253
3.75%, 1/15/2042 (b)	EUR27	31
2.75%, 1/15/2047 (b)	EUR1,030	1,055
0.00%, 1/15/2052 (b)	EUR665	332
2.00%, 1/15/2054 (b)	EUR235	204
		1,972
Peru — 0.0% ^
Republic of Peru 1.86%, 12/1/2032	487	371
Poland — 0.0% ^
Republic of Poland 5.00%, 10/25/2034	PLN4,264	984
Romania — 0.0% ^
Romania Government Bond 2.00%, 4/14/2033 (c)	EUR1,470	1,156
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (c)	2,350	2,338
2.25%, 2/2/2033 (c)	914	731
		3,069
South Africa — 0.0% ^
Republic of South Africa 4.85%, 9/30/2029	900	840
South Korea — 0.2%
Export-Import Bank of Korea
0.75%, 9/21/2025	4,217	4,112
4.88%, 1/11/2026	1,394	1,397
Republic of Korea 0.00%, 9/16/2025	EUR1,276	1,300
		6,809
Spain — 0.4%
Bonos and Obligaciones del Estado
2.80%, 5/31/2026	EUR35	36
1.30%, 10/31/2026 (b)	EUR10	10
0.00%, 1/31/2027	EUR10	10
1.50%, 4/30/2027 (b)	EUR46	47

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Spain — continued
1.40%, 7/30/2028 (b)	EUR13	13
0.80%, 7/30/2029	EUR40	38
2.55%, 10/31/2032 (b)	EUR2,354	2,390
3.15%, 4/30/2033 (b)	EUR2,447	2,582
2.35%, 7/30/2033 (b)	EUR695	690
3.55%, 10/31/2033 (b)	EUR1,567	1,697
3.90%, 7/30/2039 (b)	EUR1,760	1,924
1.00%, 7/30/2042 (b)	EUR637	447
5.15%, 10/31/2044 (b)	EUR465	589
2.90%, 10/31/2046 (b)	EUR552	514
1.90%, 10/31/2052 (b)	EUR110	79
3.45%, 7/30/2066 (b)	EUR446	429
1.45%, 10/31/2071 (b)	EUR170	89
		11,584
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026 (b)	SEK5,010	445
0.75%, 5/12/2028 (b)	SEK1,985	173
0.75%, 11/12/2029 (b)	SEK5,915	503
3.50%, 3/30/2039 (b)	SEK2,505	255
0.50%, 11/24/2045 (b)	SEK470	29
		1,405
Thailand — 0.2%
Kingdom of Thailand 2.80%, 6/17/2034	THB165,350	5,101
United Kingdom — 0.9%
United Kingdom of Great Britain and Northern Ireland
1.63%, 10/22/2028 (b)	GBP2,250	2,561
0.50%, 1/31/2029 (b)	GBP3,057	3,296
0.38%, 10/22/2030 (b)	GBP5,025	5,049
1.00%, 1/31/2032 (b)	GBP2,110	2,100
4.25%, 6/7/2032 (b)	GBP240	297
0.63%, 7/31/2035 (b)	GBP1,282	1,072
1.75%, 9/7/2037 (b)	GBP1,473	1,320
1.13%, 1/31/2039 (b)	GBP716	561
4.25%, 12/7/2040 (b)	GBP1,059	1,219
1.25%, 10/22/2041 (b)	GBP780	569
4.50%, 12/7/2042 (b)	GBP880	1,030
0.88%, 1/31/2046 (b)	GBP1,697	985
4.25%, 12/7/2046 (b)	GBP965	1,066
4.25%, 12/7/2049 (b)	GBP382	418
1.25%, 7/31/2051 (b)	GBP938	524
3.75%, 7/22/2052 (b)	GBP488	485
3.75%, 10/22/2053 (b)	GBP1,505	1,486
4.25%, 12/7/2055 (b)	GBP386	416
1.75%, 7/22/2057 (b)	GBP649	390
4.00%, 1/22/2060 (b)	GBP575	591

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Kingdom — continued
0.50%, 10/22/2061 (b)	GBP1,100	386
3.50%, 7/22/2068 (b)	GBP723	664
1.63%, 10/22/2071 (b)	GBP744	388
1.13%, 10/22/2073 (b)	GBP105	45
		26,918
Total Foreign Government Securities (Cost $261,758)		236,730
	SHARES (000)
Investment Companies — 4.4%
United States — 4.4%
JPMorgan Income Fund, Class R6 Shares (m)(Cost $125,954)	14,666	125,099
INVESTMENTS	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.5%
U.S. Treasury Notes
4.25%, 1/31/2026 (n)	41,417	41,412
3.38%, 9/15/2027	200	196
Total U.S. Treasury Obligations (Cost $41,629)		41,608
Mortgage-Backed Securities — 0.7%
United States — 0.7%
FHLMC UMBS, 30 Year
Pool # SD8277, 12/1/2052	USD2,750	2,727
Pool # SD8290, 1/1/2053	USD2,593	2,617
Pool # SD8324, 5/1/2053	USD2,753	2,726
Pool # SD6891, 10/1/2054	USD2,671	2,706
FNMA UMBS, 30 Year Pool # FS7252, 5.00%, 11/1/2053	USD8,375	8,102
Total Mortgage-Backed Securities (Cost $18,986)		18,878
Supranational — 0.1%
Asian Development Bank, 3.40%, 9/10/2027 (b)	AUD3,030	1,850
European Union, 3.00%, 3/4/2053 (b)	EUR983	944
Inter-American Development Bank, 4.40%, 1/26/2026	CAD614	429
Total Supranational (Cost $3,719)		3,223
Loan Assignments — 0.0% ‡ (g) (o) ^
United States — 0.0% ^
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026	320	154
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026	881	697
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 1/31/2025 (l)	15	1
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan 16.71%, 6/30/2026	25	25
Total Loan Assignments (Cost $1,144)		877

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ * (e)(Cost $422)	—	387
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (p)	107	98
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (p)	156	138
Total Commercial Mortgage-Backed Securities (Cost $263)		236
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
CHL Mortgage Pass-Through Trust Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 5.03%, 4/25/2036 (p)	—	—
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.77%, 1/25/2047 (p)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 5.74%, 11/25/2035 (p)	—	—
Total Collateralized Mortgage Obligations (Cost $—)		—
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd., expiring 9/24/2027, price 1.00 USD ‡ *(Cost $—)	1	— (d)
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 3.9%
Commercial Paper — 0.0% ^
BPCE SA, 4.62%, 11/6/2025 (c) (Cost $241)	250	242
	SHARES (000)
Investment Companies — 3.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (m) (q) (Cost $90,157)	90,129	90,165
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market FundAgency SL Class Shares, 4.38% (m) (q) (Cost $20,752)	20,753	20,753
Total Short-Term Investments (Cost $111,150)		111,160
Total Investments — 99.7% (Cost $2,505,632)		2,839,583
Assets in Excess of Other Liabilities — 0.3%		9,229
NET ASSETS — 100.0%		2,848,812

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CME	Chicago Mercantile Exchange
CVA	Certificaten Van Aandelen (Dutch Certificate)
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NYRS	New York Registry Shares
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PLN	Polish Zloty
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
THB	Thai Baht
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $19,696.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	Fund is subject to legal or contractual restrictions on the resale of the security.
(f)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,406.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2025.
(h)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at January 31, 2025 is $5,324 or 0.19% of the Fund’s net
assets as of January 31, 2025.

(i)	Security is an interest bearing note with preferred security characteristics.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(j)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2025.

(k)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2025.

(l)	Defaulted security.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2025.

(q)	The rate shown is the current yield as of January 31, 2025.
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	8.3%
Banks	6.6
Semiconductors & Semiconductor Equipment	5.4
Oil, Gas & Consumable Fuels	4.6
Fixed Income	4.4
Hotels, Restaurants & Leisure	3.9
Capital Markets	3.8
Software	3.8
Broadline Retail	2.8
Financial Services	2.7
Media	2.6
Pharmaceuticals	2.4
Interactive Media & Services	2.3
Chemicals	2.2
Insurance	2.1
Health Care Providers & Services	1.9
Aerospace & Defense	1.7
Specialty Retail	1.6
Technology Hardware, Storage & Peripherals	1.6
U.S. Treasury Notes	1.5
Electric Utilities	1.4
Machinery	1.3
Health Care Equipment & Supplies	1.3
Entertainment	1.3
Diversified Telecommunication Services	1.1
Commercial Services & Supplies	1.1
Biotechnology	1.1
Consumer Staples Distribution & Retail	1.1
Textiles, Apparel & Luxury Goods	1.0
Containers & Packaging	1.0
Others (each less than 1.0%)	18.2
Short-Term Investments	3.9

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, can be found in financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of January 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	80	03/06/2025	EUR	9,739	(172)
Euro-BTP	1,619	03/06/2025	EUR	201,277	(3,743)
Euro-Buxl 30 Year Bond	48	03/06/2025	EUR	6,393	(411)
Euro-Schatz	527	03/06/2025	EUR	58,386	74
Short-Term Euro-BTP	91	03/06/2025	EUR	10,139	(49)
Japan 10 Year Mini Bond	163	03/12/2025	JPY	14,783	(189)
Japan 10 Year Bond	17	03/13/2025	JPY	15,417	(196)
TOPIX Index	321	03/13/2025	JPY	57,403	670
Australia 3 Year Bond	7	03/17/2025	AUD	462	(2)
Foreign Exchange EUR/USD	66	03/17/2025	USD	8,576	(134)
Foreign Exchange JPY/USD	1,036	03/17/2025	USD	83,916	(45)
Korea 10 Year Bond	150	03/18/2025	KRW	12,204	(107)
Canada 2 Year Bond	680	03/20/2025	CAD	49,378	115
Canada 5 Year Bond	20	03/20/2025	CAD	1,573	36
U.S. Treasury 10 Year Note	702	03/20/2025	USD	76,529	591
MSCI EAFE Index	254	03/21/2025	USD	30,104	(56)
MSCI Emerging Markets Index	1,038	03/21/2025	USD	56,592	(783)
S&P 500 E-Mini Index	1,028	03/21/2025	USD	311,702	(2,833)
S&P MidCap 400 E-Mini Index	264	03/21/2025	USD	85,771	(1,815)
Long Gilt	11	03/27/2025	GBP	1,265	8
U.S. Treasury 5 Year Note	2,514	03/31/2025	USD	267,859	398
					(8,643)
Short Contracts
Euro-Bund	(118)	03/06/2025	EUR	(16,200)	217
Australia 10 Year Bond	(146)	03/17/2025	AUD	(10,194)	103
Canada 10 Year Bond	(121)	03/20/2025	CAD	(10,339)	(94)
U.S. Treasury 10 Year Note	(64)	03/20/2025	USD	(6,977)	(9)
U.S. Treasury 10 Year Ultra Note	(110)	03/20/2025	USD	(12,274)	(70)
U.S. Treasury Ultra Bond	(11)	03/20/2025	USD	(1,306)	49
U.S. Treasury 2 Year Note	(54)	03/31/2025	USD	(11,111)	35
U.S. Treasury 5 Year Note	(291)	03/31/2025	USD	(31,005)	(7)
					224
					(8,419)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Republic Won
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of January 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	836	CAD	741	BNP Paribas	2/25/2025	10
AUD	836	CAD	750	Citibank, NA	2/25/2025	4
AUD	1,663	CHF	939	Citibank, NA	2/25/2025	1
CHF	478	EUR	504	Citibank, NA	2/25/2025	2
CHF	5,115	USD	5,607	Barclays Bank plc	2/25/2025	21
CLP	423,465	USD	420	Goldman Sachs International**	2/25/2025	11
COP	4,530,571	USD	1,047	Citigroup Global Markets Holdings, Inc.**	2/25/2025	27
EUR	505	CHF	475	Citibank, NA	2/25/2025	1
EUR	357	GBP	299	Goldman Sachs International	2/25/2025	— (a)
EUR	6,767	USD	6,950	HSBC Bank, NA	2/25/2025	76
EUR	13,987	USD	14,357	Morgan Stanley	2/25/2025	167
EUR	499	USD	517	TD Bank Financial Group	2/25/2025	1
GBP	421	AUD	830	Citibank, NA	2/25/2025	6
GBP	421	CHF	469	BNP Paribas	2/25/2025	6
GBP	418	USD	516	BNP Paribas	2/25/2025	3
IDR	37,501,256	USD	2,292	Citigroup Global Markets Holdings, Inc.**	2/25/2025	5
ILS	4,381	USD	1,207	HSBC Bank, NA	2/25/2025	18
JPY	164,042	CAD	1,525	Citibank, NA	2/25/2025	10
JPY	81,440	SEK	5,769	Goldman Sachs International	2/25/2025	5
JPY	81,582	USD	527	BNP Paribas	2/25/2025	1
JPY	8,413,315	USD	53,530	Goldman Sachs International	2/25/2025	842
JPY	846,401	USD	5,371	HSBC Bank, NA	2/25/2025	99
KRW	14,831,390	USD	10,160	Citigroup Global Markets Holdings, Inc.**	2/25/2025	25
NOK	8,707	USD	763	HSBC Bank, NA	2/25/2025	6
NZD	5,801	USD	3,256	BNP Paribas	2/25/2025	17
PEN	2,284	USD	604	Barclays Bank plc**	2/25/2025	9
PLN	9,104	USD	2,183	HSBC Bank, NA	2/25/2025	55
RON	4,611	USD	949	Goldman Sachs International	2/25/2025	11
SEK	44,857	USD	4,007	Barclays Bank plc	2/25/2025	44
SGD	2,913	USD	2,131	Morgan Stanley	2/25/2025	14
THB	113,582	USD	3,268	HSBC Bank, NA	2/25/2025	109
USD	138	CAD	197	Barclays Bank plc	2/25/2025	2
USD	387	CAD	553	BNP Paribas	2/25/2025	6
USD	529	CAD	758	Goldman Sachs International	2/25/2025	7
USD	2,085	CZK	50,431	Goldman Sachs International	2/25/2025	6
USD	1,918	CZK	46,072	Morgan Stanley	2/25/2025	20
USD	253	DKK	1,816	Goldman Sachs International	2/25/2025	1
USD	531	EUR	504	BNP Paribas	2/25/2025	7
USD	2,110	EUR	2,030	HSBC Bank, NA	2/25/2025	2
USD	1,053	EUR	1,010	Morgan Stanley	2/25/2025	3
USD	520	GBP	418	Morgan Stanley	2/25/2025	2
USD	529	JPY	81,836	BNP Paribas	2/25/2025	— (a)
USD	1,053	JPY	162,365	Goldman Sachs International	2/25/2025	3
USD	3,920	MXN	81,361	Morgan Stanley	2/25/2025	6
USD	1,001	PLN	4,058	Morgan Stanley	2/25/2025	4
USD	2,570	THB	86,374	Barclays Bank plc	2/25/2025	2
Total unrealized appreciation						1,677
AUD	840	JPY	82,000	Citibank, NA	2/25/2025	(8)
AUD	837	USD	522	Citibank, NA	2/25/2025	(2)
CAD	742	AUD	834	Citibank, NA	2/25/2025	(8)
CAD	763	JPY	81,958	Citibank, NA	2/25/2025	(4)
CAD	1,504	USD	1,046	Citibank, NA	2/25/2025	(10)
CAD	1,901	USD	1,319	HSBC Bank, NA	2/25/2025	(10)
CAD	7,481	USD	5,204	Morgan Stanley	2/25/2025	(52)
CHF	470	AUD	836	Citibank, NA	2/25/2025	(2)
EUR	506	GBP	424	Morgan Stanley	2/25/2025	— (a)
EUR	293	JPY	47,017	Goldman Sachs International	2/25/2025	— (a)

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	504	SEK	5,795	BNP Paribas	2/25/2025	— (a)
EUR	502	SEK	5,778	Morgan Stanley	2/25/2025	(1)
EUR	261	USD	271	Barclays Bank plc	2/25/2025	— (a)
EUR	1,010	USD	1,053	Goldman Sachs International	2/25/2025	(4)
EUR	4,263	USD	4,435	HSBC Bank, NA	2/25/2025	(8)
JPY	80,360	NZD	925	TD Bank Financial Group	2/25/2025	(3)
JPY	81,427	USD	527	Citibank, NA	2/25/2025	(1)
NZD	926	JPY	82,060	Citibank, NA	2/25/2025	(8)
SEK	5,782	JPY	82,440	Goldman Sachs International	2/25/2025	(11)
USD	15,074	AUD	24,349	Morgan Stanley	2/25/2025	(64)
USD	2,013	CZK	49,599	Citibank, NA	2/25/2025	(31)
USD	560	CZK	13,808	HSBC Bank, NA	2/25/2025	(9)
USD	256	DKK	1,861	Citibank, NA	2/25/2025	(3)
USD	1,966	EUR	1,922	BNP Paribas	2/25/2025	(30)
USD	2,491	GBP	2,045	HSBC Bank, NA	2/25/2025	(44)
USD	2,090	HUF	841,833	Citibank, NA	2/25/2025	(48)
USD	209	SGD	286	Morgan Stanley	2/25/2025	(1)
USD	2,534	THB	85,404	Barclays Bank plc	2/25/2025	(5)
Total unrealized depreciation						(367)
Net unrealized appreciation						1,310

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$— (a)	$—	$— (a)
Commercial Mortgage-Backed Securities	—	236	—	236
Common Stocks
Australia	—	12,595	—	12,595
Austria	45	292	—	337
Belgium	—	3,020	—	3,020
Brazil	7,427	—	—	7,427
Burkina Faso	—	32	—	32
Canada	5,866	—	—	5,866
Chile	—	72	—	72
China	6,219	33,466	—	39,685
Colombia	420	—	—	420
Denmark	—	10,897	—	10,897
Finland	104	1,350	—	1,454
France	57	70,314	—	70,371
Germany	128	39,733	—	39,861
Greece	—	1,117	—	1,117
Hong Kong	88	12,729	—	12,817
Hungary	—	911	—	911
India	11,078	11,018	—	22,096
Indonesia	—	4,354	—	4,354
Ireland	6,880	407	—	7,287
Israel	571	609	—	1,180
Italy	—	6,169	—	6,169
Japan	93	63,265	—	63,358
Jordan	41	—	—	41
Luxembourg	—	208	—	208
Macau	—	134	—	134
Mexico	4,372	—	—	4,372
Netherlands	509	27,611	—	28,120
New Zealand	159	271	—	430
Norway	212	616	—	828
Panama	114	—	—	114
Peru	715	—	—	715
Philippines	308	—	—	308
Poland	607	559	—	1,166
Portugal	370	153	—	523
Qatar	—	653	—	653
Russia	—	—	—(a )	—(a )
Saudi Arabia	—	3,569	—	3,569
Singapore	475	13,194	—	13,669
South Africa	1,122	1,985	—	3,107

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Korea	$—	$16,781	$—	$16,781
Spain	—	5,499	—	5,499
Sweden	164	8,180	—	8,344
Switzerland	438	17,912	—	18,350
Taiwan	12,644	32,489	—	45,133
Turkey	1,106	415	—	1,521
United Arab Emirates	—	322	— (b)	322
United Kingdom	3,468	38,477	—	41,945
United States	868,257	32,586	42	900,885
Total Common Stocks	934,057	473,964	42	1,408,063
Convertible Preferred Stocks	—	—	387	387
Corporate Bonds
Australia	—	5,607	—	5,607
Canada	—	23,044	—	23,044
Denmark	—	2,162	—	2,162
France	—	5,243	—	5,243
Germany	—	19,579	—	19,579
Ireland	—	7,206	—	7,206
Italy	—	14,373	—	14,373
Japan	—	509	—	509
Netherlands	—	4,171	—	4,171
Portugal	—	3,822	—	3,822
Puerto Rico	—	405	—	405
Singapore	—	8,146	—	8,146
South Korea	—	2,070	—	2,070
Spain	—	8,647	—	8,647
Switzerland	—	8,273	—	8,273
United Kingdom	—	10,445	—	10,445
United States	—	769,620	— (a)	769,620
Total Corporate Bonds	—	893,322	— (a)	893,322
Foreign Government Securities	—	236,730	—	236,730
Investment Companies	125,099	—	—	125,099
Loan Assignments	—	—	877	877
Mortgage-Backed Securities	—	18,878	—	18,878
Supranational	—	3,223	—	3,223
U.S. Treasury Obligations	—	41,608	—	41,608
Warrants	—	—	— (b)	— (b)
Short-Term Investments
Commercial Paper	—	242	—	242
Investment Companies	90,165	—	—	90,165
Investment of Cash Collateral from Securities Loaned	20,753	—	—	20,753
Total Short-Term Investments	110,918	242	—	111,160
Total Investments in Securities	$1,170,074	$1,668,203	$1,306	$2,839,583
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,677	$—	$1,677

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Futures Contracts	$2,193	$103	$—	$2,296
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(367)	$—	$(367)
Futures Contracts	(10,713)	(2)	—	(10,715)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(8,520)	$1,411	$—	$(7,109)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended January 31, 2025.
As of January 31, 2025, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$276	$0	0.0%
Claire's Stores, Inc.	10/03/2018	422	387	0.0%
		$698	$387
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Income Fund Class R6 Shares (a)	$129,656	$1,946	$6,915	$(98)	$510	$125,099	14,666	$1,944	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (a) (b)	70,700	528,270	508,825	22	(2)	90,165	90,129	1,093	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	12,484	48,926	40,657	—	— (c)	20,753	20,753	218	—
Total	$212,840	$579,142	$556,397	$(76)	$508	$236,017		$3,255	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.
(c)	Amount rounds to less than one thousand.
C. Derivatives— The Fund used derivative instruments including options, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its posi

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
tion(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.